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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02699

AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 12/31

Date of reporting period: 03/31/17

Item 1. Schedule of Investments.

Invesco Alternative Strategies Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	ALST-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco Alternative Strategies Fund

Schedule of Investments in Affiliated Issuers–99.94%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Alternative Funds–4.45%
Powershares DB Base Metals Fund-ETF(b)	2.43%	$36,867	$10,518	$(1,080)	$3,513	$127	$—	3,051	$49,945
Powershares DB Silver Fund-ETF(b)	2.02%	30,031	9,551	(1,966)	4,065	(147)	—	1,486	41,534
Total Alternative Funds		66,898	20,069	(3,046)	7,578	(20)	—		91,479
Asset Allocation Funds–41.49%
Invesco Balanced-Risk Allocation Fund – Class R6	21.24%	261,214	179,810	(13,257)	9,298	(958)	—	39,973	436,107
Invesco Balanced-Risk Commodity Strategy Fund – Class R6	2.36%	35,302	13,306	—	(91)	—	—	7,135	48,517
Invesco Macro Allocation Strategy Fund – Class R6	17.89%	231,053	140,912	(6,086)	2,115	(734)	—	39,661	367,260
Total Asset Allocation Funds		527,569	334,028	(19,343)	11,322	(1,692)	—		851,884
Domestic Equity Funds–22.06%
Invesco All Cap Market Neutral Fund – Class R6(b)	18.05%	264,570	115,195	(3,337)	(5,742)	(159)	—	36,043	370,527
Invesco Long/Short Equity Fund – Class R6(b)	4.01%	59,633	23,666	(2,252)	1,134	235	—	6,851	82,416
Total Domestic Equity Funds		324,203	138,861	(5,589)	(4,608)	76	—		452,943
Fixed-Income Funds–1.95%
Invesco Floating Rate Fund – Class R6	1.95%	30,701	9,256	—	7	—	379	5,273	39,964
Foreign Equity Funds–25.89%
Invesco Global Infrastructure Fund – Class R6	3.75%	59,858	18,107	(5,467)	4,718	(224)	244	7,684	76,992
Invesco Global Market Neutral Fund – Class R6(b)	22.14%	281,603	181,440	(8,714)	317	(123)	—	45,226	454,523
Invesco Macro Long/Short Fund – Class R6	0.00%	167,944	8,702	(178,037)	(3,641)	5,032	—	—	—
Total Foreign Equity Funds		509,405	208,249	(192,218)	1,394	4,685	244		531,515
Real Estate Funds–3.83%
Invesco Global Real Estate Fund – Class R6	3.83%	59,701	19,741	(2,485)	1,847	(220)	281	6,227	78,584
Money Market Funds–0.27%
Government & Agency Portfolio-Institutional Class, 0.61%(c)	0.16%	5,459	244,205	(246,424)	—	—	17	3,240	3,240
Treasury Portfolio-Institutional Class, 0.59%(c)	0.11%	4,083	162,804	(164,631)	—	—	11	2,256	2,256
Total Money Market Funds		9,542	407,009	(411,055)	—	—	28		5,496
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $2,028,289)	99.94%	$1,528,019	$1,137,213	$(633,736)	$17,540	$2,829	$932		$2,051,865
OTHER ASSETS LESS LIABILITIES	0.06%								1,152
NET ASSETS	100.00%								$2,053,017

Investment Abbreviations:

ETF    — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Alternative Strategies Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

                                 Invesco Alternative Strategies Fund

A. Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco Alternative Strategies Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $730,204 and $222,681, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$761
Aggregate unrealized (depreciation) of investment securities	(12,097)
Net unrealized appreciation (depreciation) of investment securities	$(11,336)
Cost of investments for tax purposes is $2,063,201.

                                 Invesco Alternative Strategies Fund

Invesco Balanced-Risk Retirement Funds

Invesco Balanced-Risk Retirement Now Fund

Invesco Balanced-Risk Retirement 2020 Fund

Invesco Balanced-Risk Retirement 2030 Fund

Invesco Balanced-Risk Retirement 2040 Fund

Invesco Balanced-Risk Retirement 2050 Fund

Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	IBRR-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco Balanced-Risk Retirement Now Fund

Schedule of Investments in Affiliated Issuers–100.61%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–60.38%
Invesco Balanced-Risk Allocation Fund-Class R6	60.38%	$16,256,949	$330,530	$(795,820)	$404,738	$3,170	$—	1,484,837	$16,199,567
Money Market Funds–40.23%
Government & Agency Portfolio -Institutional Class, 0.61%(b)	24.14%	6,445,052	1,138,184	(1,105,993)	—	—	7,932	6,477,243	6,477,243
Treasury Portfolio-Institutional Class, 0.59%(b)	16.09%	4,296,701	758,790	(737,329)	—	—	4,692	4,318,162	4,318,162
Total Money Market Funds		10,741,753	1,896,974	(1,843,322)	—	—	12,624		10,795,405
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $26,716,704)	100.61%	$26,998,702	$2,227,504	$(2,639,142)	$404,738	$3,170	$12,624		$26,994,972
OTHER ASSETS LESS LIABILITIES	(0.61)%								(164,676)
NET ASSETS	100.00%								$26,830,296

Invesco Balanced-Risk Retirement 2020 Fund

Schedule of Investments in Affiliated Issuers—100.04%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–73.46%
Invesco Balanced-Risk Allocation Fund-Class R6	73.46%	$51,665,053	$—	$(2,616,408)	$1,482,912	$(188,742)	$—	4,614,374	$50,342,815
Money Market Funds–26.58%
Government & Agency Portfolio -Institutional Class, 0.61%(b)	15.95%	10,696,253	2,256,622	(2,024,845)	—	—	13,257	10,928,030	10,928,030
Treasury Portfolio-Institutional Class, 0.59%(b)	10.63%	7,130,835	1,504,415	(1,349,897)	—	—	7,842	7,285,353	7,285,353
Total Money Market Funds		17,827,088	3,761,037	(3,374,742)	—	—	21,099		18,213,383
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $67,763,691)	100.04%	$69,492,141	$3,761,037	$(5,991,150)	$1,482,912	$(188,742)	$21,099		$68,556,198
OTHER ASSETS LESS LIABILITIES	(0.04)%								(30,639)
NET ASSETS	100.00%								$68,525,559

Invesco Balanced-Risk Retirement 2030 Fund

Schedule of Investments in Affiliated Issuers–100.28%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–99.72%
Invesco Balanced-Risk Allocation Fund- Class R6	89.92%	$71,111,737	$222,739	$(3,973,590)	$2,280,296	$(479,594)	$—	6,339,284	$69,161,588
Invesco Balanced-Risk Aggressive Allocation Fund	9.80%	8,561,561	—	(1,332,292)	570,446	(257,267)	—	891,542	7,542,448
Total Asset Allocation Funds		79,673,298	222,739	(5,305,882)	2,850,742	(736,861)	—		76,704,036
Money Market Funds–0.56%
Government & Agency Portfolio -Institutional Class, 0.61%(b)	0.34%	182,293	1,934,652	(1,857,546)	—	—	238	259,399	259,399
Treasury Portfolio-Institutional Class, 0.59%(b)	0.22%	121,528	1,289,768	(1,238,363)	—	—	140	172,933	172,933
Total Money Market Funds		303,821	3,224,420	(3,095,909)	—	—	378		432,332
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $78,723,374)	100.28%	$79,977,119	$3,447,159	$(8,401,791)	$2,850,742	$(736,861)	$378		$77,136,368
OTHER ASSETS LESS LIABILITIES	(0.28)%								(218,223)
NET ASSETS	100.00%								$76,918,145

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Balanced-Risk Retirement Funds

Schedule of Investments-(continued)

March 31, 2017

(Unaudited)

Invesco Balanced-Risk Retirement 2040 Fund

Schedule of Investments in Affiliated Issuers–99.99%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–99.41%
Invesco Balanced-Risk Allocation Fund-Class R6	56.13%	$28,316,194	$1,102,696	$(802,772)	$757,279	$(31,626)	$—	2,689,438	$29,341,771
Invesco Balanced-Risk Aggressive Allocation Fund	43.28%	22,758,100	376,179	(1,368,013)	1,091,700	(232,074)	—	2,674,455	22,625,892
Total Asset Allocation Funds		51,074,294	1,478,875	(2,170,785)	1,848,979	(263,700)	—		51,967,663
Money Market Funds–0.58%
Government & Agency Portfolio -Institutional Class, 0.61%(b)	0.35%	256,259	1,879,371	(1,953,905)	—	—	191	181,725	181,725
Treasury Portfolio-Institutional Class, 0.59%(b)	0.23%	170,840	1,252,914	(1,302,604)	—	—	113	121,150	121,150
Total Money Market Funds		427,099	3,132,285	(3,256,509)	—	—	304		302,875
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost 57,447,396)	99.99%	$51,501,393	$4,611,160	$(5,427,294)	$1,848,979	$(263,700)	$304		$52,270,538
OTHER ASSETS LESS LIABILITIES	0.01%								3,006
NET ASSETS	100.00%								$52,273,544

Invesco Balanced-Risk Retirement 2050 Fund

Schedule of Investments in Affiliated Issuers–100.65%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–99.48%
Invesco Balanced-Risk Allocation Fund-Class R6	23.25%	$7,396,287	$640,485	$(399,290)	$218,478	$(27,904)	$—	717,512	$7,828,056
Invesco Balanced-Risk Aggressive Allocation Fund	76.23%	25,689,554	586,916	(1,588,427)	1,081,090	(108,274)	—	3,033,198	25,660,859
Total Asset Allocation Funds		33,085,841	1,227,401	(1,987,717)	1,299,568	(136,178)	—		33,488,915
Money Market Funds–1.17%
Government & Agency Portfolio -Institutional Class, 0.61%(b)	0.70%	430,976	1,091,412	(1,286,517)	—	—	171	235,871	235,871
Treasury Portfolio-Institutional Class, 0.59%(b)	0.47%	287,317	727,608	(857,678)	—	—	102	157,247	157,247
Total Money Market Funds		718,293	1,819,020	(2,144,195)	—	—	273		393,118
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $37,332,684)	100.65%	$33,804,134	$3,046,421	$(4,131,912)	$1,299,568	$(136,178)	$273		$33,882,033
OTHER ASSETS LESS LIABILITIES	(0.65)%								(218,263)
NET ASSETS	100.00%								$33,663,770

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7–day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Balanced-Risk Retirement Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                 Invesco Balanced-Risk Retirement Funds

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Other Risks – The Funds and certain of the underlying funds are non-diversified and may invest in securities of fewer issuers than if they were diversified. Thus, the value of each Fund’s shares may vary more widely and the Funds may be subject to greater market and credit risk than if the Funds invested more broadly.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco Balanced-Risk Retirement Funds

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months		At March 31, 2017
	ended March 31, 2017*
	Purchases	Sales	Federal Tax Cost**	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Invesco Balanced-Risk Retirement Now Fund	$330,530	$795,820	$26,723,354	$271,618	$—	$271,618
Invesco Balanced-Risk Retirement 2020 Fund	—	2,616,408	67,910,827	645,371	—	645,371
Invesco Balanced-Risk Retirement 2030 Fund	222,739	5,305,882	79,247,674	—	(2,111,306)	(2,111,306)
Invesco Balanced-Risk Retirement 2040 Fund	1,478,875	2,170,785	57,823,502	—	(5,552,964)	(5,552,964)
Invesco Balanced-Risk Retirement 2050 Fund	1,227,401	1,987,717	37,753,802	—	(3,871,769)	(3,871,769)

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

                                 Invesco Balanced-Risk Retirement Funds

Invesco Allocation Funds

Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	AAS-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco Conservative Allocation Fund

Schedule of Investments in Affiliated Issuers–100.18%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund- Class R6	4.49%	$15,001,805	$—	$(623,053)	$405,947	$(28,585)	$—	1,352,531	$14,756,114
Domestic Equity Funds–26.40%
Invesco All Cap Market Neutral Fund- Class R6 (b)	2.44%	8,224,865	—	—	(202,890)	—	—	780,348	8,021,975
Invesco American Franchise Fund-Class R6 (b)	2.49%	8,282,796	—	(989,929)	687,853	219,103	—	440,614	8,199,823
Invesco Diversified Dividend Fund-Class R6	6.95%	23,053,184	105,349	(760,130)	324,450	131,408	105,349	1,161,294	22,854,261
Invesco Endeavor Fund-Class R6 (b)	1.99%	6,663,596	—	(359,680)	155,042	68,461	—	316,865	6,527,419
Invesco Equally-Weighted S&P 500 Fund-Class R6	5.99%	19,617,100	—	(989,864)	846,902	198,449	—	354,909	19,672,587
Invesco Growth and Income Fund-Class R6	4.03%	13,080,947	357,120	(485,743)	223,248	60,190	54,451	491,305	13,235,762
PowerShares Russell Top 200 Pure Growth Portfolio-ETF	2.51%	8,249,200	—	(886,605)	682,521	192,260	6,362	220,782	8,237,376
Total Domestic Equity Funds		87,171,688	462,469	(4,471,951)	2,717,126	869,871	166,162		86,749,203
Fixed-Income Funds–59.80%
Invesco Core Plus Bond Fund-Class R6	17.94%	60,417,386	475,958	(2,340,749)	382,365	9,731	475,956	5,478,131	58,944,691
Invesco Emerging Market Flexible Bond Fund-Class R6	4.99%	16,517,772	273,175	(603,838)	512,260	(294,933)	273,176	2,489,292	16,404,436
Invesco Floating Rate Fund-Class R6	4.98%	16,826,734	188,357	(675,205)	44,791	(21,261)	189,083	2,158,762	16,363,416
Invesco High Yield Fund-Class R6	6.03%	19,991,301	267,794	(585,510)	147,371	(1,813)	267,789	4,752,792	19,819,143
Invesco Quality Income Fund-Class R5	7.97%	26,753,437	242,714	(700,204)	(93,414)	(15,707)	242,713	2,164,201	26,186,826
Invesco Short Duration Inflation Protected Fund-Class R6	4.97%	16,795,126	42,239	(570,710)	73,233	5,313	42,239	1,544,915	16,345,201
Invesco Short Term Bond Fund-Class R6	4.00%	13,429,268	55,345	(384,530)	42,177	3,963	55,347	1,525,084	13,146,223
PowerShares 1-30 Laddered Treasury Portfolio-ETF	5.94%	20,048,513	—	(682,237)	167,519	(7,040)	101,985	607,623	19,526,755
PowerShares LadderRite 0-5 Year Corporate Bond Portfolio-ETF	2.98%	9,972,513	—	(230,811)	62,726	1,057	44,093	393,163	9,805,485
Total Fixed-Income Funds		200,752,050	1,545,582	(6,773,794)	1,339,028	(320,690)	1,692,381		196,542,176
Foreign Equity Funds–5.97%
Invesco International Growth Fund-Class R6	2.99%	10,106,201	—	(1,051,329)	542,663	215,133	—	295,651	9,812,668
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio-ETF	2.98%	9,989,239	—	(863,142)	629,943	24,757	10,027	243,971	9,780,797
Total Foreign Equity Funds		20,095,440	—	(1,914,471)	1,172,606	239,890	10,027		19,593,465
Real Estate Funds–3.00%
Invesco Global Real Estate Income Fund-Class R6	3.00%	10,157,821	55,508	(552,823)	195,768	13,615	55,508	1,116,503	9,869,889
Money Market Funds–0.52%
Government & Agency Portfolio-Institutional Class, 0.61(c)	0.31%	548,298	6,237,202	(5,758,591)	—	—	781	1,026,909	1,026,909
Treasury Portfolio-Institutional Class, 0.59(c)	0.21%	365,532	4,158,135	(3,839,061)	—	—	462	684,606	684,606
Total Money Market Funds		913,830	10,395,337	(9,597,652)	—	—	1,243		1,711,515
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $298,408,036)	100.18%	$334,092,634	$12,458,896	$(23,933,744)	$5,830,475	$774,101	$1,925,321		$329,222,362
OTHER ASSETS LESS LIABILITIES	(0.18)%	(578,408)
NET ASSETS	100.00%	$ 328,643,954

Investment Abbreviations:

ETF	—	Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2017

(Unaudited)

Invesco Growth Allocation Fund

Schedule of Investments in Affiliated Issuers–99.97%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund–Class R6	4.49%	$46,285,029	$—	$ (1,149,777)	$1,078,230	$91,577	$—	4,244,277	$46,305,059
Domestic Equity Funds–57.91%
Invesco All Cap Market Neutral Fund–Class R6 (b)	3.99%	40,669,361	2,139,257	(662,073)	(1,025,367)	5,351	—	4,000,635	41,126,529
Invesco American Franchise Fund–Class R6 (b)	5.99%	60,437,305	—	(5,371,203)	3,081,141	3,639,600	—	3,320,088	61,786,843
Invesco Comstock Fund–Class R6	5.98%	60,426,150	1,781,024	(1,601,476)	47,969	943,070	318,153	2,565,462	61,596,737
Invesco Diversified Dividend Fund–Class R6	11.47%	116,888,431	1,532,890	(2,573,292)	1,210,153	1,116,387	542,750	6,004,805	118,174,569
Invesco Endeavor Fund–Class R6 (b)	2.49%	25,508,878	—	(688,755)	641,242	213,149	—	1,246,336	25,674,514
Invesco Equally-Weighted S&P 500 Fund–Class R6	10.00%	101,078,445	—	(3,474,020)	4,707,844	702,138	—	1,858,460	103,014,407
Invesco Long/Short Equity Fund–Class R6 (b)	2.97%	30,291,114	—	(398,509)	646,747	53,924	—	2,543,082	30,593,276
Invesco Small Cap Equity Fund–Class R6 (b)	3.01%	30,304,804	—	(427,790)	976,656	168,717	—	1,914,962	31,022,387
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	6.01%	60,284,846	—	(4,876,058)	4,830,883	1,671,648	47,884	1,659,376	61,911,319
PowerShares S&P Midcap Low Volatility Portfolio–ETF	3.00%	30,642,357	—	(1,042,363)	1,076,344	209,644	—	729,820	30,885,982
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	3.00%	30,592,603	1,212,502	(499,653)	(482,286)	117,897	28,296	721,910	30,941,063
Total Domestic Equity Funds		587,124,294	6,665,673	(21,615,192)	15,711,326	8,841,525	937,083		596,727,626
Fixed-Income Funds–12.95%
Invesco Core Plus Bond Fund–Class R6	3.99%	41,164,816	329,632	(691,128)	253,690	15,441	329,625	3,817,142	41,072,451
Invesco Emerging Markets Flexible Bond Fund–Class R6	2.00%	20,053,776	198,675	(41,016)	403,840	2,470	198,675	3,128,641	20,617,745
Invesco Quality Income Fund–Class R5	2.50%	25,822,828	236,079	(143,725)	(107,290)	1,302	236,078	2,132,991	25,809,194
Invesco Short Term Bond Fund–Class R6	1.96%	20,000,088	83,936	—	69,881	—	83,937	2,338,040	20,153,905
PowerShares 1-30 Laddered Treasury Portfolio–ETF	2.50%	25,716,552	—	(165,278)	194,233	11,127	133,070	801,481	25,756,634
Total Fixed-Income Funds		132,758,060	848,322	(1,041,147)	814,354	30,340	981,385		133,409,929
Foreign Equity Funds–21.87%
Invesco Developing Markets Fund–Class R6	2.48%	25,765,439	—	(2,717,234)	2,242,583	295,311	—	800,316	25,586,099
Invesco International Companies Fund–Class R6	2.98%	30,533,372	—	(2,905,425)	2,665,813	398,518	—	2,740,382	30,692,278
Invesco International Growth Fund–Class R6	7.97%	82,200,510	—	(6,336,373)	3,325,978	2,954,133	—	2,474,970	82,144,248
Invesco Low Volatility Emerging Markets Fund–Class R6	2.46%	25,635,894	—	(3,553,619)	2,679,631	592,293	—	2,855,203	25,354,199
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	5.98%	61,204,472	—	(3,634,750)	3,826,281	225,775	62,976	1,537,086	61,621,778
Total Foreign Equity Funds		225,339,687	—	(19,147,401)	14,740,286	4,466,030	62,976		225,398,602
Real Estate Funds–2.50%
Invesco Global Real Estate Income Fund–Class R6	2.50%	25,829,609	146,023	(809,932)	506,124	27,595	146,023	2,907,174	25,699,419
Money Market Funds–0.25%
Government & Agency Portfolio-Institutional Class, 0.61% (c)	0.15%	3,574,943	14,233,498	(16,236,816)	—	—	2,205	1,571,625	1,571,625
Treasury Portfolio-Institutional Class, 0.59% (c)	0.10%	2,383,295	9,488,999	(10,824,544)	—	—	1,277	1,047,750	1,047,750
Total Money Market Funds		5,958,238	23,722,497	(27,061,360)	—	—	3,482		2,619,375
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $839,201,717)	99.97%	$1,023,294,917	$31,382,515	$ (70,824,809)	$32,850,320	$13,457,067	$2,130,949		$1,030,160,010
OTHER ASSETS LESS LIABILITIES	0.03%								317,126
NET ASSETS	100.00%								$1,030,477,136

Investment Abbreviations:

ETF	—	Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Schedule of Investments-(continued)

March 31, 2017

(Unaudited)

Invesco Moderate Allocation Fund

Schedule of Investments in Affiliated Issuers–99.99%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Asset Allocation Funds–4.49%
Invesco Balanced-Risk Allocation Fund–Class R6	4.49%	$35,217,249	$—	$(1,378,160)	$778,408	$111,530	$—	3,183,229	$34,729,027
Domestic Equity Funds–43.85%
Invesco All Cap Market Neutral Fund–Class R6 (b)	2.97%	23,282,312	556,042	(255,318)	(573,867)	(1,953)	—	2,238,056	23,007,216
Invesco American Franchise Fund–Class R6 (b)	4.50%	34,649,626	—	(3,648,287)	2,855,002	977,502	—	1,871,781	34,833,843
Invesco Comstock Fund–Class R6	4.49%	34,643,233	948,951	(1,384,343)	437,220	136,181	179,878	1,448,615	34,781,242
Invesco Diversified Dividend Fund–Class R6	9.45%	73,812,420	336,604	(2,465,348)	949,624	511,962	336,604	3,716,731	73,145,262
Invesco Endeavor Fund–Class R6 (b)	1.99%	15,596,298	—	(725,661)	296,875	225,587	—	747,238	15,393,099
Invesco Equally-Weighted S&P 500 Fund–Class R6	8.00%	61,813,136	—	(3,199,968)	2,761,927	531,439	—	1,116,842	61,906,534
Invesco Long/Short Equity Fund–Class R6 (b)	1.98%	15,493,345	—	(564,726)	286,408	74,469	—	1,270,947	15,289,496
Invesco Small Cap Equity Fund–Class R6 (b)	2.01%	15,443,734	—	(483,741)	414,742	169,080	—	959,495	15,543,815
PowerShares Russell Top 200 Pure Growth Portfolio–ETF	4.49%	34,487,290	—	(3,405,469)	3,031,761	663,591	26,857	932,114	34,777,173
PowerShares S&P Midcap Low Volatility Portfolio–ETF	1.99%	15,599,641	—	(815,820)	488,965	162,291	—	364,723	15,435,077
PowerShares S&P Smallcap Low Volatility Portfolio–ETF	1.98%	15,590,385	—	(23,412)	(206,555)	5,921	14,398	358,524	15,366,339
Total Domestic Equity Funds		340,411,420	1,841,597	(16,972,093)	10,742,102	3,456,070	557,737		339,479,096
Fixed-Income Funds–33.96%
Invesco Core Plus Bond Fund–Class R6	10.00%	77,527,403	620,900	(1,270,407)	522,468	(16,202)	620,898	7,191,837	77,384,162
Invesco Emerging Market Flexible Bond Fund–Class R6	3.00%	23,222,233	473,985	(663,507)	522,944	(304,292)	473,985	3,528,280	23,251,363
Invesco Floating Rate Fund–Class R6	2.00%	15,677,520	177,202	(430,589)	27,756	(6,266)	177,885	2,037,681	15,445,623
Invesco High Yield Fund–Class R6	3.51%	27,455,082	367,506	(866,536)	197,046	1,817	367,503	6,511,970	27,154,915
Invesco Quality Income Fund–Class R5	4.99%	38,813,498	355,364	(380,832)	(152,053)	(7,534)	355,363	3,192,434	38,628,443
Invesco Short Duration Inflation Protected Fund–Class R6	2.49%	19,269,168	49,774	(115,464)	90,202	1,324	49,774	1,823,724	19,295,004
Invesco Short Term Bond Fund–Class R6	2.99%	23,124,642	97,008	(132,919)	79,461	1,233	97,010	2,687,868	23,169,425
PowerShares 1-30 Laddered Treasury Portfolio–ETF	4.98%	37,966,350	744,619	(452,349)	328,259	(26,276)	198,703	1,199,908	38,560,603
Total Fixed-Income Funds		263,055,896	2,886,358	(4,312,603)	1,616,083	(356,196)	2,341,121		262,889,538
Foreign Equity Funds–14.91%
Invesco Developing Markets Fund–Class R6	1.49%	11,872,747	—	(1,463,835)	1,138,683	22,038	—	361,890	11,569,633
Invesco International Companies Fund–Class R6	1.99%	15,446,921	—	(1,612,401)	1,405,557	139,283	—	1,373,157	15,379,360
Invesco International Growth Fund–Class R6	4.97%	39,272,319	—	(3,737,291)	2,127,654	842,811	—	1,160,153	38,505,493
Invesco Low Volatility Emerging Markets Fund–Class R6	1.48%	11,754,123	—	(1,781,007)	1,332,531	159,091	—	1,291,074	11,464,738
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio–ETF	4.98%	38,564,864	—	(2,563,180)	2,473,151	80,680	39,456	961,724	38,555,515
Total Foreign Equity Funds		116,910,974	—	(11,157,714)	8,477,576	1,243,903	39,456		115,474,739
Real Estate Funds–2.50%
Invesco Global Real Estate Income Fund–Class R6	2.50%	19,742,878	109,473	(890,969)	383,440	23,258	109,473	2,190,959	19,368,080
Money Market Funds–0.28%
Government & Agency Portfolio–Institutional Class, 0.61% (c)	0.17%	2,673,608	12,930,546	(14,282,672)	—	—	1,740	1,321,482	1,321,482
Treasury Portfolio–Institutional Class, 0.59% (c)	0.11%	1,782,406	8,620,363	(9,521,781)	—	—	1,028	880,988	880,988
Total Money Market Funds		4,456,014	21,550,909	(23,804,453)	—	—	2,768		2,202,470
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $655,288,289)	99.99%	$779,794,431	$26,388,337	$(58,515,992)	$21,997,609	$4,478,565	$3,050,555		$774,142,950
OTHER ASSETS LESS LIABILITIES	0.01%								61,423
NET ASSETS	100.00%								$774,204,373

Investment Abbreviations:

ETF	—	Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

Each Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Funds as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair

                    Invesco Allocation Funds

A.	Security Valuations – (continued)

value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Treasury Inflation-Protected Securities - The Fund or underlying funds may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

                    Invesco Allocation Funds

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the three months ended March 31, 2017*		At March 31, 2017
			Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation
Invesco Conservative Allocation Fund	$2,063,559	$14,336,092	$305,525,986	$26,403,603	$(2,707,227)	$23,696,376
Invesco Growth Allocation Fund	7,660,018	43,763,449	843,881,604	188,687,053	(2,408,647)	186,278,406
Invesco Moderate Allocation Fund	4,837,428	34,711,539	665,319,657	115,067,412	(6,244,119)	108,823,293

* Excludes U.S. Treasury obligations and money market funds, if any.

**Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

NOTE 4 — Subsequent Event

Effective April 4, 2017, the Funds began offering Class R6 shares.

                    Invesco Allocation Funds

Invesco Convertible Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	MS-CSEC-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Principal Amount	Value

Bonds & Notes–79.34%

Aerospace & Defense–1.55%

Aerojet Rocketdyne Holdings, Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2023(b)	$8,000,000	$8,665,000
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 10/15/2019	12,245,000	14,280,731
		22,945,731

Air Freight & Logistics–1.13%

Atlas Air Worldwide Holdings, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/01/2022	9,500,000	10,105,625
Echo Global Logistics, Inc., Sr. Unsec. Conv. Notes, 2.50%, 05/01/2020	7,000,000	6,628,125
		16,733,750

Application Software–5.97%

BroadSoft, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/01/2022	8,000,000	9,600,000
Citrix Systems, Inc., Sr. Unsec. Conv. Bonds, 0.50%, 04/15/2019	14,365,000	18,063,987
NICE Systems Inc. (Israel), Sr. Unsec. Gtd. Conv. Notes, 1.25%, 01/15/2024(b)	5,000,000	5,225,000
Nuance Communications, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 12/15/2022(c)	8,129,000	7,778,437
salesforce.com, inc., Sr. Unsec. Conv. Notes, 0.25%, 04/01/2018	23,330,000	30,124,862
Synchronoss Technologies, Inc., Sr. Unsec. Conv. Notes, 0.75%, 08/15/2019	8,140,000	7,717,738
Verint Systems Inc., Sr. Unsec. Conv. Notes, 1.50%, 06/01/2021	10,000,000	9,906,250
		88,416,274

Asset Management & Custody Banks–0.34%

Ares Capital Corp., Unsec. Conv. Notes, 3.75%, 02/01/2022(b)	5,000,000	5,003,125

Automobile Manufacturers–0.67%

Tesla, Inc., Sr. Unsec. Conv. Notes, 1.25%, 03/01/2021	10,000,000	9,856,250

Biotechnology–3.02%

Aegerion Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 08/15/2019	4,500,000	3,645,000
BioMarin Pharmaceutical Inc., Sr. Unsec. Sub. Conv. Notes, 0.75%, 10/15/2018	8,517,000	9,661,472
1.50%, 10/15/2020	4,497,000	5,331,756

	Principal Amount	Value

Biotechnology–(continued)

Clovis Oncology, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/15/2021	$2,000,000	$2,585,000
Ionis Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 11/15/2021	11,500,000	11,104,687
Ironwood Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 06/15/2022	10,000,000	12,481,250
		44,809,165

Cable & Satellite–1.74%

Dish Network Corp., Sr. Unsec. Conv. Notes, 3.38%, 08/15/2026(b)	21,300,000	25,839,563

Communications Equipment–1.33%

Ciena Corp., Sr. Unsec. Conv. Notes, 3.75%, 10/15/2018(b)	5,000,000	6,550,000
Finisar Corp., Sr. Unsec. Conv. Notes, 0.50%, 12/15/2021(b)(c)	11,111,000	10,861,003
Lumentum Holdings Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/2024(b)	2,000,000	2,235,000
		19,646,003

Construction & Engineering–1.75%

Dycom Industries, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/15/2021	12,000,000	14,062,500
Tutor Perini Corp., Sr. Unsec. Conv. Notes, 2.88%, 06/15/2021(b)	9,500,000	11,880,938
		25,943,438

Construction Machinery & Heavy Trucks–2.01%

Greenbrier Cos., Inc. (The), Sr. Unsec. Conv. Notes, 2.88%, 02/01/2024(b)	11,000,000	11,288,750
Meritor Inc., Sr. Unsec. Gtd. Conv. Bonds, 7.88%, 12/01/2020(c)	6,414,000	11,240,535
Trinity Industries, Inc., Unsec. Sub. Conv. Notes, 3.88%, 06/01/2018(c)	6,000,000	7,316,250
		29,845,535

Construction Materials–1.03%

CEMEX, S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Bonds, 3.72%, 03/15/2020	13,500,000	15,314,063

Data Processing & Outsourced Services–3.48%

Blackhawk Network Holdings, Inc., Sr. Unsec. Conv. Notes, 1.50%, 01/15/2022(b)	15,000,000	16,078,125

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Data Processing & Outsourced Services–(continued)

Cardtronics, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.00%, 12/01/2020	$10,897,000	$11,843,677
Euronet Worldwide, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 10/01/2020(c)	12,900,000	16,374,937
Square, Inc., Sr. Unsec. Conv. Notes, 0.38%, 03/01/2022(b)	7,000,000	7,297,500
		51,594,239

Diversified REIT’s–1.68%

Colony NorthStar, Inc., Sr. Unsec. Conv. Notes, 3.88%, 01/15/2021	12,567,000	12,441,330
Empire State Realty OP, L.P., Sr. Unsec. Conv. Notes, 2.63%, 08/15/2019(b)	3,000,000	3,418,125
Spirit Realty Capital, Inc., Sr. Unsec. Conv. Notes, 2.88%, 05/15/2019	4,000,000	4,060,020
3.75%, 05/15/2021	4,865,000	4,995,771
		24,915,246

Electric Utilities–1.40%

Exelon Corp., Jr. Unsec. Sub. Conv. Investment Units, 6.50%, 06/01/2017	133,801	6,604,417
NextEra Energy, Inc., Conv. Investment Units, 6.12%, 09/01/2019	279,000	14,203,890
		20,808,307

Electronic Equipment & Instruments–0.39%

OSI Systems, Inc., Sr. Unsec. Conv. Notes, 1.25%, 09/01/2022(b)	6,000,000	5,730,000

Electronic Manufacturing Services–0.24%

TTM Technologies, Inc., Sr. Unsec. Conv. Notes, 1.75%, 12/15/2020	2,000,000	3,528,750

Gold–0.10%

Newmont Mining Corp., Series B, Sr. Unsec. Gtd. Conv. Notes, 1.63%, 07/15/2017	1,500,000	1,506,563

Health Care Equipment–5.35%

Insulet Corp., Sr. Unsec. Conv. Notes, 1.25%, 09/15/2021(b)	12,500,000	12,609,375
2.00%, 06/15/2019	1,633,000	1,849,372
Nevro Corp., Sr. Unsec. Conv. Notes, 1.75%, 06/01/2021	5,500,000	6,682,500
NuVasive, Inc., Sr. Unsec. Conv. Bonds, 2.25%, 03/15/2021	13,000,000	17,793,750
Wright Medical Group N.V., Sr. Unsec. Conv. Notes, 2.25%, 11/15/2021(b)	9,500,000	14,903,125
Wright Medical Group, Inc., Sr. Unsec. Conv. Bonds, 2.00%, 02/15/2020	21,300,000	25,506,750
		79,344,872

	Principal Amount	Value

Health Care Facilities–0.98%

HealthSouth Corp., Sr. Unsec. Sub. Conv. Notes, 2.00%, 12/01/2020(c)	$11,868,000	$14,553,135

Health Care Supplies–0.75%

Spectranetics Corp. (The), Sr. Unsec. Conv. Notes, 2.63%, 06/05/2021(c)	9,773,000	11,183,977

Health Care Technology–1.32%

Allscripts Healthcare Solutions, Inc., Sr. Unsec. Conv. Bonds, 1.25%, 07/01/2020	11,580,000	11,652,375
Medidata Solutions, Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/01/2018	6,837,000	7,836,911
		19,489,286

Infrastructure–1.07%

Macquarie Infrastructure Corp., Sr. Unsec. Conv. Notes, 2.88%, 07/15/2019	14,055,000	15,785,522

Internet & Direct Marketing Retail–3.73%

Ctrip.com International, Ltd. (China), Sr. Unsec. Conv. Global Bonds, 1.00%, 07/01/2018(c)	11,000,000	12,237,500
Liberty Interactive LLC, Sr. Unsec. Conv. Deb., 1.75%, 10/05/2023(b)(c)	15,000,000	16,940,625
Priceline Group Inc. (The), Sr. Unsec. Conv. Bonds, 0.35%, 06/15/2020	13,500,000	19,288,125
0.90%, 09/15/2021	6,000,000	6,761,250
		55,227,500

Internet Software & Services–4.72%

Carbonite, Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/01/2022(b)	3,000,000	3,181,875
Cornerstone OnDemand, Inc., Sr. Unsec. Conv. Bonds, 1.50%, 07/01/2018	16,206,000	16,601,021
j2 Global, Inc., Sr. Unsec. Conv. Notes, 3.25%, 06/15/2021(c)	3,000,000	4,065,000
Twitter, Inc., Sr. Unsec. Conv. Bonds, 1.00%, 09/15/2021	12,805,000	11,732,581
Web.com Group Inc., Sr. Unsec. Conv. Notes, 1.00%, 08/15/2018	13,595,000	13,289,112
WebMD Health Corp., Unsec. Conv. Notes, 2.63%, 06/15/2023(b)	10,000,000	9,543,750
Zillow Group, Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/01/2021(b)	11,500,000	11,464,063
		69,877,402

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Life Sciences Tools & Services–0.37%

Fluidigm Corp., Sr. Unsec. Conv. Notes, 2.75%, 02/06/2021(c)	$8,064,000	$5,523,840

Managed Health Care–0.72%

Molina Healthcare, Inc., Sr. Unsec. Conv. Notes, 1.63%, 08/19/2018(c)	10,000,000	10,600,000

Mortgage REIT’s–0.85%

Blackstone Mortgage Trust, Inc., Sr. Unsec. Conv. Notes, 5.25%, 12/01/2018	5,711,000	6,556,942
Starwood Property Trust, Inc., Sr. Unsec. Conv. Notes, 4.38%, 04/01/2023	6,000,000	6,007,500
		12,564,442

Movies & Entertainment–2.39%

Liberty Media Corp., Sr. Unsec. Conv. Deb., 2.25%, 10/05/2021(b)(c)	4,400,000	4,763,000
Sr. Unsec. Conv. Notes, 1.00%, 01/30/2023(b)	4,900,000	5,411,438
Live Nation Entertainment, Inc., Sr. Unsec. Conv. Bonds, 2.50%, 05/15/2019	19,081,000	20,786,364
World Wrestling Entertainment, Inc., Sr. Unsec. Conv. Notes, 3.38%, 12/15/2023(b)	4,000,000	4,402,500
		35,363,302

Multi-Utilities–0.41%

Dominion Resources, Inc., Series A, Jr. Unsec. Sub. Conv. Investment Units, 6.75%, 08/15/2019	120,000	6,109,200

Oil & Gas Drilling–1.43%

Ensco Jersey Finance Ltd., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 01/31/2024(b)	11,750,000	11,573,797
Nabors Industries, Inc., Sr. Unsec. Gtd. Conv. Notes, 0.75%, 01/15/2024(b)	10,200,000	9,581,625
		21,155,422

Oil & Gas Equipment & Services–0.65%

Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 4.25%, 05/01/2022	3,000,000	2,951,250
Weatherford International Ltd., Sr. Unsec. Gtd. Conv. Notes, 5.88%, 07/01/2021	5,200,000	6,691,750
		9,643,000

Oil & Gas Exploration & Production–2.67%

Chesapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 5.50%, 09/15/2026(b)	11,700,000	12,175,312

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Oasis Petroleum Inc., Sr. Unsec. Gtd. Conv. Notes, 2.63%, 09/15/2023	$4,500,000	$6,080,625
PDC Energy, Inc., Sr. Unsec. Gtd. Conv. Notes, 1.13%, 09/15/2021	2,000,000	2,058,750
SM Energy Co., Sr. Unsec. Conv. Notes, 1.50%, 07/01/2021	7,500,000	7,467,188
Whiting Petroleum Corp., Sr. Unsec. Gtd. Conv. Notes, 1.25%, 04/01/2020	13,500,000	11,829,375
		39,611,250

Oil & Gas Storage & Transportation–0.18%

Cheniere Energy, Inc., Sr. Unsec. Conv. Notes, 4.25%, 03/15/2045	4,000,000	2,740,000

Packaged Foods & Meats–1.20%

Post Holdings, Inc., Conv. Amortizing Notes, 5.25%, 06/01/2017	90,000	13,594,050
Tyson Foods, Inc., Conv. Amortizing Notes, 4.75%, 07/15/2017	62,557	4,191,319
		17,785,369

Pharmaceuticals–2.51%

Depomed, Inc., Sr. Unsec. Conv. Notes, 2.50%, 09/01/2021	4,000,000	3,750,000
Horizon Pharma Investment Ltd., Sr. Unsec. Gtd. Conv. Bonds, 2.50%, 03/15/2022(b)	8,500,000	7,777,500
Jazz Investments I Ltd., Sr. Unsec. Gtd. Conv. Bonds, 1.88%, 08/15/2021	12,500,000	13,382,812
Pacira Pharmaceuticals, Inc., Sr. Unsec. Conv. Notes, 2.38%, 04/01/2022(b)	7,000,000	7,284,375
Sucampo Pharmaceuticals, Inc., Sr. Unsec. Conv. Bonds, 3.25%, 12/15/2021(b)	5,000,000	4,971,875
		37,166,562

Property & Casualty Insurance–0.51%

AmTrust Financial Services, Inc., Sr. Unsec. Conv. Notes, 2.75%, 12/15/2024(c)	10,000,000	7,625,000

Semiconductor Equipment–0.82%

Teradyne, Inc., Sr. Unsec. Conv. Notes, 1.25%, 12/15/2023(b)	5,000,000	5,846,875
Veeco Instruments Inc., Sr. Unsec. Conv. Notes, 2.70%, 01/15/2023	6,000,000	6,292,500
		12,139,375

Semiconductors–11.87%

Advanced Micro Devices, Inc., Sr. Unsec. Conv. Notes, 2.13%, 09/01/2026	6,000,000	11,865,000
Cypress Semiconductor Corp., Sr. Unsec. Conv. Notes, 4.50%, 01/15/2022(b)	11,500,000	14,094,688

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

	Principal Amount	Value

Semiconductors–(continued)

Inphi Corp., Sr. Unsec. Conv. Notes, 0.75%, 09/01/2021(b)	$10,500,000	$11,668,125
Integrated Device Technology, Inc., Sr. Unsec. Conv. Bonds, 0.88%, 11/15/2022	18,500,000	18,580,937
Intel Corp., Jr. Unsec. Sub. Conv. Global Deb., 3.25%, 08/01/2039	10,440,000	18,257,002
Microchip Technology Inc., Sr. Unsec. Sub. Conv. Bonds, 1.63%, 02/15/2025	17,482,000	25,152,227
Sr. Unsec. Sub. Conv. Notes, 1.63%, 02/15/2027(b)	9,375,000	9,544,922
Micron Technology, Inc., Series F, Sr. Unsec. Conv. Notes, 2.13%, 02/15/2020(c)	5,000,000	13,362,500
Series G, Sr. Unsec. Conv. Global Bonds, 3.00%, 11/15/2028(c)	14,700,000	16,546,688
NXP Semiconductors N.V. (Netherlands), Sr. Unsec. Conv. Bonds, 1.00%, 12/01/2019	6,700,000	7,788,750
ON Semiconductor Corp., Sr. Unsec. Gtd. Conv. Bonds, 1.00%, 12/01/2020	13,900,000	15,246,563
Silicon Laboratories Inc., Sr. Unsec. Conv. Notes, 1.38%, 03/01/2022(b)	7,688,000	8,192,525
SunPower Corp., Sr. Unsec. Conv. Deb., 4.00%, 01/15/2023	3,000,000	2,360,625
Sr. Unsec. Conv. Notes, 0.88%, 06/01/2021	4,300,000	3,278,750
		175,939,302

Specialized REIT’s–0.56%

Extra Space Storage LP, Sr. Unsec. Gtd. Conv. Notes, 3.13%, 10/01/2020(b)(c)	8,000,000	8,300,000

Specialty Chemicals–0.37%

RPM International Inc., Sr. Unsec. Conv. Notes, 2.25%, 12/15/2020	4,526,000	5,467,974

Steel–0.45%

Allegheny Technologies Inc., Sr. Unsec. Conv. Notes, 4.75%, 07/01/2022	4,500,000	6,699,375

Systems Software–3.72%

FireEye, Inc., Series A, Sr. Unsec. Conv. Bonds, 1.00%, 06/01/2020(c)	13,100,000	12,363,125
Series B, Sr. Unsec. Conv. Bonds, 1.63%, 06/01/2022(c)	5,900,000	5,313,688
Proofpoint, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 06/15/2020	11,875,000	13,574,609
Rovi Corp., Sr. Unsec. Gtd. Conv. Bonds, 0.50%, 03/01/2020	8,000,000	7,905,000
ServiceNow, Inc., Sr. Unsec. Conv. Bonds, 0.00%, 11/01/2018(d)	12,362,000	15,962,432
		55,118,854

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–1.13%

Electronics for Imaging, Inc., Sr. Unsec. Conv. Bonds, 0.75%, 09/01/2019	$15,400,000	$16,766,750

Tobacco–0.78%

Vector Group Ltd., Sr. Unsec. Conv. Notes, 1.75%, 04/15/2020	10,185,000	11,553,609
Total Bonds & Notes (Cost $1,084,054,853)		1,175,770,322

	Shares

Preferred Stocks–16.82%

Asset Management & Custody Banks–0.77%

AMG Capital Trust II, $2.58 Jr. Unsec. Gtd. Sub. Conv. Pfd.	200,200	11,423,912

Diversified Banks–3.66%

Bank of America Corp., Series L, $72.50 Conv. Pfd.	22,300	26,649,838
Wells Fargo & Co., Class A, Series L, $75.00 Conv. Pfd.	22,300	27,652,000
		54,301,838

Electric Utilities–0.36%

Great Plains Energy Inc., Series B, $3.50 Conv. Pfd.	100,000	5,325,000

Electronic Components–0.59%

Belden Inc., Series B, $6.75 Conv. Pfd.	90,000	8,732,700

Industrial Machinery–0.84%

Rexnord Corp., Series A, $2.88 Conv. Pfd.	226,600	12,447,138

Integrated Telecommunication Services–0.35%

Frontier Communications Corp., Series A, $11.13 Conv. Pfd.	106,100	5,226,486

Internet Software & Services–1.05%

Mandatory Exchangeable Trust (China), $5.75 Sr. Sec. Conv. Pfd.(b)	120,400	15,600,830

Managed Health Care–0.59%

Anthem Inc., $2.63 Conv. Pfd.	170,000	8,670,000

Multi-Utilities–0.88%

DTE Energy Co., Series C, $3.25 Sr. Unsec. Conv. Pfd.	245,000	13,080,550

Oil & Gas Exploration & Production–1.51%

Hess Corp., Series A, $4.00 Conv. Pfd.	115,900	6,896,050
Southwestern Energy Co., Series B, $3.13 Conv. Pfd.	458,400	9,067,152
WPX Energy Inc., Series A, $3.13 Conv. Pfd.	105,400	6,370,376
		22,333,578

See accompanying notes which are an integral part of this schedule.

                    Invesco Convertible Securities Fund

	Shares	Value

Pharmaceuticals–1.63%

Allergan PLC, Series A, $55.00 Conv. Pfd.	19,600	$16,655,688
Teva Pharmaceutical Industries Ltd. (Israel), $70.00 Conv. Pfd.	13,100	7,552,805
		24,208,493

Regional Banks–0.42%

Wintrust Financial Corp., Series C, $50.00 Conv. Pfd.	3,573	6,181,290

Specialized REIT’s–1.90%

American Tower Corp., Series A, $5.25 Conv. Pfd.	105,744	12,078,080
American Tower Corp., Series B, $5.50 Conv. Pfd.	143,300	16,006,610
		28,084,690

Wireless Telecommunication Services–2.27%

T-Mobile US, Inc., Series A, $2.75 Conv. Pfd.	318,400	33,689,904
Total Preferred Stocks (Cost $234,697,503)		249,306,409

Common Stocks–0.65%

Biotechnology–0.49%
Exelixis, Inc. (e)	337,065	7,304,198

Regional Banks–0.16%

KeyCorp	127,660	2,269,788
Total Common Stocks (Cost $5,449,877)		9,573,986

Money Market Funds–3.18%

Government & Agency Portfolio – Institutional Class, 0.61% (f)	28,291,587	28,291,587
Treasury Portfolio – Institutional Class, 0.59% (f)	18,861,058	18,861,058
Total Money Market Funds (Cost $47,152,645)		47,152,645
TOTAL INVESTMENTS–99.99% (Cost $1,371,354,878)		1,481,803,362
OTHER ASSETS LESS LIABILITIES–0.01%		68,234
NET ASSETS–100.00%		$1,481,871,596

Investment Abbreviations:

Conv.    —Convertible

Deb.      —Debentures

Gtd.       —Guaranteed

Jr.          —Junior

Pfd.       —Preferred

REIT     —Real Estate Investment Trust

Sec.       —Secured

Sr.         —Senior

Sub.       —Subordinated

Unsec.   —Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $329,904,329, which represented 22.26% of the Fund’s Net Assets.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.

(e)	Non-income producing security.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Convertible Securities Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

Invesco Convertible Securities Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Bonds & Notes	$10,795,736	$1,164,974,586	$—	$1,175,770,322
Preferred Stocks	181,409,322	67,897,087	—	249,306,409
Common Stocks	9,573,986	—	—	9,573,986
Money Market Funds	47,152,645	—	—	47,152,645
Total Investments	$248,931,689	$1,232,871,673	$—	$1,481,803,362

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $149,765,788 and $236,092,716, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$128,194,818
Aggregate unrealized (depreciation) of investment securities	(45,151,229)
Net unrealized appreciation of investment securities	$83,043,589
Cost of investments for tax purposes is $1,398,759,773.

Invesco Convertible Securities Fund

Invesco Global Low Volatility Equity Yield Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	GLVEY-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–95.55%

Australia–9.15%

Coca-Cola Amatil Ltd.	259,482	$2,145,003
Cochlear Ltd.	20,827	2,151,756
CSR Ltd.	586,131	2,019,596
Harvey Norman Holdings Ltd. (a)	529,784	1,825,429
JB Hi-Fi Ltd. (a)	97,979	1,842,086
		9,983,870

Belgium–0.80%

S.A. D’Ieteren N.V.	18,562	869,264

Canada–7.04%

Capital Power Corp. (a)	110,709	2,169,475
IGM Financial, Inc. (a)	66,940	1,996,346
Superior Plus Corp. (a)	198,633	1,926,808
Westshore Terminals Investment Corp.	79,640	1,584,596
		7,677,225

China–1.02%

Yangzijiang Shipbuilding Holdings Ltd.	1,372,400	1,108,673

Finland–3.15%

Orion Oyj -Class B	34,292	1,787,713
UPM-Kymmene Oyj (a)	69,854	1,643,771
		3,431,484

France–0.85%

Metropole Television S.A.	41,731	931,286

Hong Kong–4.65%

CLP Holdings Ltd.	181,500	1,897,546
HK Electric Investments and HK Electric Investments Ltd. -REGS (b)	1,515,000	1,395,783
NWS Holdings Ltd.	539,000	983,462
Television Broadcasts Ltd.	195,900	791,510
		5,068,301

Israel–0.74%

Bezeq The Israeli Telecommunication Corp. Ltd.	237,732	427,152
Paz Oil Co. Ltd.	2,329	385,131
		812,283

Italy–1.74%

Recordati S.p.A.	55,854	1,892,928

Japan–4.49%

Aoyama Trading Co., Ltd.	49,500	1,700,866
K’s Holdings Corp. (a)	46,600	854,693
Mixi, Inc.	48,600	2,345,142
		4,900,701

	Shares	Value

Netherlands–2.03%

BE Semiconductor Industries N.V.	54,349	$2,216,743

New Zealand–4.21%

Contact Energy Ltd.	524,221	1,857,469
Meridian Energy Ltd.	387,756	760,339
Spark New Zealand Ltd.	808,944	1,978,246
		4,596,054

Norway–1.31%

SalMar ASA	66,073	1,425,294

Singapore–2.41%

SATS Ltd.	234,900	819,497
Venture Corp. Ltd.	220,600	1,808,895
		2,628,392

Sweden–1.90%

Intrum Justitia AB	55,677	2,078,613

Switzerland–3.73%

Adecco Group AG (The)	26,657	1,893,899
Lonza Group AG	11,483	2,171,731
		4,065,630

United Kingdom–7.78%

BP PLC	329,554	1,892,022
Go-Ahead Group PLC	25,404	549,550
QinetiQ Group PLC	608,921	2,128,029
SSE PLC	105,820	1,956,440
Vodafone Group PLC	753,322	1,958,771
		8,484,812

United States–38.55%

AGNC Investment Corp.	110,632	2,200,470
Annaly Capital Management, Inc.	169,977	1,888,444
AT&T Inc.	47,507	1,973,916
CenturyLink Inc. (a)	76,550	1,804,285
Chimera Investment Corp.	94,630	1,909,633
Cisco Systems, Inc.	65,984	2,230,259
CYS Investments, Inc.	278,465	2,213,797
Darden Restaurants, Inc.	29,510	2,469,102
EastGroup Properties, Inc.	24,817	1,824,794
Entergy Corp.	19,700	1,496,412
Frontier Communications Corp. (a)	123,424	264,127
Gilead Sciences, Inc.	27,577	1,873,030
HP Inc.	130,799	2,338,686
Intel Corp.	35,382	1,276,229
Lamar Advertising Co. -Class A	4,974	371,757
Lexington Realty Trust	176,441	1,760,881
Merck & Co., Inc.	31,651	2,011,105
MFA Financial, Inc.	233,586	1,887,375
Piedmont Office Realty Trust Inc. -Class A	88,178	1,885,246
Staples, Inc.	216,912	1,902,318

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

	Shares	Value

United States–(continued)

Two Harbors Investment Corp.	193,934	$1,859,827
Wal-Mart Stores, Inc.	30,716	2,214,009
WellCare Health Plans Inc. (c)	12,649	1,773,516
Williams Cos., Inc. (The)	21,070	623,461
		42,052,679
Total Common Stocks & Other Equity Interests (Cost $98,462,176)		104,224,232

Money Market Funds–4.14%

Government & Agency Portfolio – Institutional Class, 0.61% (d)	2,707,841	2,707,841
Treasury Portfolio – Institutional Class, 0.59% (d)	1,805,228	1,805,228
Total Money Market Funds (Cost $4,513,069)		4,513,069
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.69% (Cost $102,975,245)		108,737,301

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–9.26%

Government & Agency Portfolio – Institutional Class, 0.61% (Cost $10,096,937)(d)(e)	10,096,937	$10,096,937
TOTAL INVESTMENTS–108.95% (Cost $113,072,182)		118,834,238
OTHER ASSETS LESS LIABILITIES–(8.95)%		(9,765,545)
NET ASSETS–100.00%		$109,068,693

Investment Abbreviations:

REGS	—Regulation S

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at March 31, 2017.

(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2017 represented 1.28% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Global Low Volatility Equity Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Global Low Volatility Equity Yield Fund

A. Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

Invesco Global Low Volatility Equity Yield Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between “Counterparties” to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
H.	Collateral – To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

Invesco Global Low Volatility Equity Yield Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended March 31, 2017, there were transfers from Level 1 to Level 2 of $2,210,560 and from Level 2 to Level 1 of $12,671,602, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$6,316,355	$3,667,515	$—	$9,983,870
Belgium	869,264	—	—	869,264
Canada	7,677,225	—	—	7,677,225
China	1,108,673	—	—	1,108,673
Finland	1,787,713	1,643,771	—	3,431,484
France	931,286	—	—	931,286
Hong Kong	5,068,301	—	—	5,068,301
Israel	427,152	385,131	—	812,283
Italy	1,892,928	—	—	1,892,928
Japan	854,693	4,046,008	—	4,900,701
Netherlands	2,216,743	—	—	2,216,743
New Zealand	—	4,596,054	—	4,596,054
Norway	1,425,294	—	—	1,425,294
Singapore	2,628,392	—	—	2,628,392
Sweden	2,078,613	—	—	2,078,613
Switzerland	4,065,630	—	—	4,065,630
United Kingdom	4,634,019	3,850,793	—	8,484,812
United States	42,052,679	—	—	42,052,679
Money Market Funds	14,610,006	—		14,610,006
	100,644,966	18,189,272	—	118,834,238
Forward Foreign Currency Contracts*	—	(735,865)	—	(735,865)
Futures Contracts*	20,762	—	—	20,762
Total Investments	$100,665,728	$17,453,407	$—	$118,119,135
*	Unrealized appreciation (depreciation).

Invesco Global Low Volatility Equity Yield Fund

NOTE 3 — Derivative Investments

The Fund may enter into an International Swaps and Derivatives Association Master Agreement (“ISDA Master Agreement”) under which a Fund may trade OTC derivatives. An OTC transaction entered into under an ISDA Master Agreement typically involves a collateral posting arrangement, payment netting provisions and close-out netting provisions. These netting provisions allow for reduction of credit risk through netting of contractual obligations. The enforceability of the netting provisions of the ISDA Master Agreement depends on the governing law of the ISDA Master Agreement, among other factors.

For financial reporting purposes, the Fund does not offset OTC derivative assets or liabilities that are subject to ISDA Master Agreements in the Statement of Assets and Liabilities.

Value of Derivative Investments at Period-End

Open Forward Foreign Currency Contracts
							Unrealized Appreciation (Depreciation)
Settlement Date		Contract to				Notional
	Counterparty	Deliver		Receive		Value
4/18/2017	State Street Bank and Trust Co.	AUD	12,750,000	USD	9,635,940	$9,737,297	$(101,357)
4/18/2017	State Street Bank and Trust Co.	CAD	9,910,000	USD	7,372,799	7,453,902	(81,103)
4/18/2017	State Street Bank and Trust Co.	CHF	4,680,000	USD	4,649,231	4,678,050	(28,819)
4/18/2017	State Street Bank and Trust Co.	EUR	8,900,000	USD	9,488,008	9,501,733	(13,725)
4/18/2017	State Street Bank and Trust Co.	GBP	6,450,000	USD	7,875,880	8,082,683	(206,803)
4/18/2017	State Street Bank and Trust Co.	JPY	578,000,000	USD	5,035,444	5,195,341	(159,897)
4/18/2017	State Street Bank and Trust Co.	NOK	13,700,000	USD	1,597,444	1,596,032	1,412
4/18/2017	State Street Bank and Trust Co.	NZD	9,250,000	USD	6,389,206	6,481,270	(92,064)
4/18/2017	State Street Bank and Trust Co.	SEK	19,300,000	USD	2,163,911	2,155,857	8,054
4/18/2017	State Street Bank and Trust Co.	SGD	5,000,000	USD	3,535,578	3,575,021	(39,443)
4/18/2017	State Street Bank and Trust Co.	USD	519,115	AUD	680,000	519,322	207
4/18/2017	State Street Bank and Trust Co.	USD	907,175	CHF	900,000	899,625	(7,550)
4/18/2017	State Street Bank and Trust Co.	USD	680,334	EUR	630,000	672,595	(7,739)
4/18/2017	State Street Bank and Trust Co.	USD	396,072	JPY	44,000,000	395,493	(579)
4/18/2017	State Street Bank and Trust Co.	USD	176,417	NOK	1,500,000	174,748	(1,669)
4/18/2017	State Street Bank and Trust Co.	USD	2,050,156	NZD	2,925,000	2,049,483	(673)
4/18/2017	State Street Bank and Trust Co.	USD	227,522	SEK	2,000,000	223,405	(4,117)
Total Forward Foreign Currency Contracts—Currency Risk							$(735,865)

Currency Abbreviations:

AUD	—	Australian Dollar	GBP	—	British Pound Sterling	SEK	—	Swedish Krona
CAD	—	Canadian Dollar	JPY	—	Japanese Yen	SGD	—	Singapore Dollar
CHF	—	Swiss Franc	NOK	—	Norwegian Krone	USD	—	U.S. Dollar
EUR	—	Euro	NZD	—	New Zealand Dollar

Invesco Global Low Volatility Equity Yield Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	17	June-2017	$621,296	$15,210
E-Mini S&P 500 Index	Long	21	June-2017	2,477,160	6,615
FTSE 100 Index	Long	3	June-2017	273,399	925
SGX NIKKEI 225 Index	Long	6	June-2017	509,274	(1,988)
Total Futures Contracts—Equity Risk					$20,762

(a)	Futures contracts collateralized by $186,521 cash held with Bank of America Merrill Lynch, the futures commission merchant.

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of March 31, 2017:

	Value
Derivative Assets	Currency Risk	Equity Risk	Total
Unrealized appreciation on futures contracts—Exchange-Traded	$—	$22,750	$22,750
Unrealized appreciation on forward foreign currency contracts outstanding	9,673	—	9,673
Total Derivative Assets	9,673	22,750	32,423
Derivatives not subject to master netting agreements	—	(22,750)	(22,750)
Total Derivative Assets subject to master netting agreements	$9,673	$—	$9,673

	Value
Derivative Liabilities	Currency Risk	Equity Risk	Total
Unrealized depreciation on futures contracts—Exchange-Traded	$—	$(1,988)	$(1,988)
Unrealized depreciation on forward foreign currency contracts outstanding	(745,538)	—	(745,538)
Total Derivative Liabilities	(745,538)	(1,988)	(747,526)
Derivatives not subject to master netting agreements	—	1,988	1,988
Total Derivative Liabilities subject to master netting agreements	$(745,538)	$—	$(745,538)

Effect of Derivative Investments for the three months ended March 31, 2017

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Currency Risk	Equity Risk	Total
Realized Gain:
Forward foreign currency contracts	$943,642	$—	$943,642
Futures contracts	—	92,074	92,074
Change in Net Unrealized Appreciation (Depreciation):
Forward foreign currency contracts	(735,865)	—	(735,865)
Futures contracts	—	23,501	23,501
Total	$207,777	$115,575	$323,352

        Invesco Global Low Volatility Equity Yield Fund

The table below summarizes the average notional value of forward foreign currency contracts and futures contracts, outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts
Average notional value	$39,886,825	$2,570,183

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $13,348,764 and $20,942,923, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$10,327,553
Aggregate unrealized (depreciation) of investment securities	(4,565,497)
Net unrealized appreciation of investment securities	$5,762,056
Cost of investments is the same for financial reporting and for tax purposes.

NOTE 5 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

        Invesco Global Low Volatility Equity Yield Fund

Invesco Income Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	INCAL-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco Income Allocation Fund

Schedule of Investments in Affiliated Issuers–99.98%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Domestic Equity Funds–21.85%
Invesco Dividend Income Fund-Class R6	13.84%	$74,474,425	$3,224,633	$(890,270)	$1,492,900	$70,813	$409,533	3,275,073	$78,372,501
PowerShares Russell Top 200 Pure Value Portfolio-ETF	8.01%	42,453,635	1,407,568	—	1,493,771	—	17,553	1,275,808	45,354,974
Total Domestic Equity Funds		116,928,060	4,632,201	(890,270)	2,986,671	70,813	427,086		123,727,475
Fixed-Income Funds–64.63%
Invesco Core Plus Bond Fund-Class R6	13.89%	75,090,646	3,189,984	(99,553)	506,307	(3,349)	615,455	7,312,643	78,684,035
Invesco Corporate Bond Fund-Class R6	3.98%	21,390,278	902,490	—	242,548	—	220,313	3,095,510	22,535,316
Invesco Floating Rate Fund-Class R6	6.91%	37,549,311	1,517,331	—	46,761	—	439,376	5,160,080	39,113,403
Invesco High Yield Fund-Class R6	7.00%	37,558,161	1,806,562	(14,120)	276,971	(1,345)	520,254	9,502,693	39,626,229
Invesco Multi-Asset Income Fund-Class R6	9.51%	50,848,603	1,501,115	(162,329)	1,680,394	(5,204)	620,177	4,996,529	53,862,579
Invesco Quality Income Fund-Class R5	9.40%	51,085,730	2,385,281	—	(213,787)	—	478,503	4,401,423	53,257,224
PowerShares 1-30 Laddered Treasury Portfolio-ETF	3.99%	21,403,902	986,492	—	177,805	—	114,099	702,265	22,568,199
PowerShares Emerging Markets Sovereign Debt Portfolio-ETF	4.98%	26,630,246	894,476	(95,781)	772,329	(7,200)	359,543	970,202	28,194,070
PowerShares Variable Rate Preferred Portfolio-ETF	4.97%	26,798,272	558,238	(108,707)	921,387	(3,471)	344,569	1,106,708	28,165,719
Total Fixed-Income Funds		348,355,149	13,741,969	(480,490)	4,410,715	(20,569)	3,712,289		366,006,774
Foreign Equity Funds–6.05%
PowerShares International Dividend Achievers Portfolio-ETF	3.01%	16,082,900	404,593	(143,851)	745,967	(35,648)	18,993	1,133,907	17,053,961
Power Shares S&P International Developed Low Voltaility Portfolio-ETF	3.04%	16,110,068	141,219	(386,102)	1,322,647	(15,110)	24,401	557,737	17,172,722
Total Foreign Equity Funds		32,192,968	545,812	(529,953)	2,068,614	(50,758)	43,394		34,226,683
Real Estate Funds–6.97%
Invesco Global Real Estate Income Fund-Class R6	6.97%	37,612,781	1,255,563	(189,468)	808,911	(15,434)	220,982	4,465,198	39,472,353
Money Market Funds–0.48%
Government & Agency Portfolio-Institutional Class, 0.61% (b)	0.29%	3,256,080	10,723,896	(12,351,479)	—	—	2,306	1,628,497	1,628,497
Treasury Portfolio-Institutional Class, 0.59% (b)	0.19%	2,170,720	7,149,264	(8,234,319)	—	—	1,363	1,085,665	1,085,665
Total Money Market Funds		5,426,800	17,873,160	(20,585,798)	—	—	3,669		2,714,162
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $534,592,941)	99.98%	$540,515,758	$38,048,705	$(22,675,979)	$10,274,911	$(15,948)	$4,407,420		$566,147,447
OTHER ASSETS LESS LIABILITIES	0.02%								133,645
NET ASSETS	100.00%								$566,281,092

Investment Abbreviations:

ETF    — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Income Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets. Centrally cleared swap agreements are valued at the daily settlement price determined by the relevant exchange or clearinghouse.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty

        Invesco Income Allocation Fund

A.	Security Valuations – (continued)

that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

        Invesco Income Allocation Fund

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $20,175,545 and $2,090,181, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$27,477,963
Aggregate unrealized (depreciation) of investment securities	(3,571,202)
Net unrealized appreciation of investment securities	$23,906,761
Cost of investments for tax purposes is $542,240,686.

NOTE 4 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

        Invesco Income Allocation Fund

Invesco International Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2017

invesco.com/us	INTAL-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco International Allocation Fund

Schedule of Investments in Affiliated Issuers–100.21%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Dividend Income	Shares 03/31/17	Value 03/31/17
Foreign Equity Funds–99.65%
Invesco Developing Markets Fund-Class R6	6.00%	$8,439,140	$—	$(549,536)	$565,758	$277,059	$—	273,144	$8,732,421
Invesco Emerging Market Equity Fund-Class R6	4.47%	6,428,043	—	(749,819)	737,813	82,267	—	856,167	6,498,304
Invesco International Companies Fund-Class R6	4.98%	7,076,519	—	(532,082)	640,712	67,433	—	647,552	7,252,582
Invesco International Core Equity Fund-Class R6	17.87%	25,302,263	—	(741,315)	1,253,945	186,944	—	2,398,693	26,001,837
Invesco International Growth Fund-Class R6	17.98%	25,428,052	53,395	(1,283,285)	1,399,192	559,188	—	788,085	26,156,542
Invesco International Small Company Fund-Class R6	6.02%	8,530,702	—	(641,949)	568,239	295,539	—	517,289	8,752,531
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio – ETF	14.95%	20,993,679	194,540	(839,789)	1,278,103	128,346	21,939	542,651	21,754,879
PowerShares FTSE RAFI Developed Markets ex-US Small-Mid Portfolio – ETF	6.96%	9,903,303	—	(578,073)	715,614	85,757	6,393	346,327	10,126,601
PowerShares FTSE RAFI Emerging Markets Portfolio – ETF	5.94%	8,381,017	112,210	(613,410)	575,231	192,335	5,774	435,856	8,647,383
PowerShares International Dividend Achievers Portfolio – ETF	6.98%	9,873,401	166,542	(310,588)	368,473	64,369	11,318	675,678	10,162,197
PowerShares S&P International Developed Low Volatility Portfolio – ETF	7.50%	10,620,930	—	(559,222)	812,679	34,571	15,606	354,302	10,908,958
Total Foreign Equity Funds		140,977,049	526,687	(7,399,068)	8,915,759	1,973,808	61,030		144,994,235
Money Market Funds–0.56%
Government & Agency Portfolio –Institutional Class, 0.61%(b)	0.34%	137,443	2,846,827	(2,493,599)	—	—	292	490,671	490,671
Treasury Portfolio–Institutional Class, 0.59%(b)	0.22%	91,629	1,897,885	(1,662,400)	—	—	174	327,114	327,114
Total Money Market Funds		229,072	4,744,712	(4,155,999)	—	—	466		817,785
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $122,545,337)	100.21%	$141,206,121	$5,271,399	$(11,555,067)	$8,915,759	$1,973,808	$61,496		$145,812,020
OTHER ASSETS LESS LIABILITIES	(0.21)%								(307,517)
NET ASSETS	100.00%	$ 145,504,503

Investment Abbreviations:

ETF	— Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

                                 Invesco International Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”) and exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

                                 Invesco International Allocation Fund

A.	Security Valuations – (continued)

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Funds may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

                                 Invesco International Allocation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $526,687 and $7,399,068, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$ 3,509,395
Aggregate unrealized (depreciation) of investment securities	(254,522)
Net unrealized appreciation of investment securities	$ 3,254,873
Cost of investments for tax purposes is $142,557,147.

NOTE 4 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

                                 Invesco International Allocation Fund

Invesco Mid Cap Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	MCCE-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–79.24%

Advertising–1.59%

Publicis Groupe S.A. (France)	285,471	$19,949,511

Apparel, Accessories & Luxury Goods–2.79%

Hanesbrands, Inc.	757,997	15,736,017
Samsonite International S.A.	5,311,800	19,342,852
		35,078,869

Application Software–1.17%

Synopsys, Inc. (b)	204,348	14,739,621

Asset Management & Custody Banks–0.97%

Northern Trust Corp.	140,510	12,165,356

Auto Parts & Equipment–1.61%

Delphi Automotive PLC	250,444	20,158,238

Biotechnology–0.91%

United Therapeutics Corp. (b)	84,605	11,453,825

Building Products–1.44%

Johnson Controls International PLC	430,282	18,123,478

Construction Machinery & Heavy Trucks–1.02%

Allison Transmission Holdings, Inc.	354,830	12,795,170

Data Processing & Outsourced Services–2.06%

Jack Henry & Associates, Inc.	277,347	25,821,006

Electronic Components–1.49%

Amphenol Corp. -Class A	263,498	18,753,153

Electronic Equipment & Instruments–1.02%

FLIR Systems, Inc.	351,199	12,741,500

Electronic Manufacturing Services–0.42%

IPG Photonics Corp. (b)	43,853	5,293,057

Environmental & Facilities Services–1.11%

Republic Services, Inc.	221,725	13,926,547

Financial Exchanges & Data–1.15%

Moody’s Corp.	129,153	14,470,302

Health Care Distributors–1.29%

Cardinal Health, Inc.	198,555	16,192,160

Health Care Equipment–2.35%

ResMed Inc.	173,950	12,519,181
Wright Medical Group N.V. (b)	547,213	17,029,269
		29,548,450

Home Furnishings–1.34%

Mohawk Industries, Inc. (b)	73,464	16,859,253

	Shares	Value

Homebuilding–1.94%

D.R. Horton, Inc.	732,228	$24,390,515

Household Appliances–1.76%

Whirlpool Corp.	128,932	22,089,920

Housewares & Specialties–1.60%

Newell Brands, Inc.	426,140	20,101,024

Industrial Machinery–7.79%

Dover Corp.	326,114	26,203,260
Fortive Corp.	316,572	19,063,966
ITT Inc.	365,415	14,989,323
Nordson Corp.	102,818	12,630,163
Stanley Black & Decker Inc.	187,422	24,902,761
		97,789,473

Insurance Brokers–0.97%

Brown & Brown, Inc.	293,382	12,239,897

Internet Software & Services–0.75%

Just Eat PLC (United Kingdom)(b)	1,322,632	9,377,085

IT Consulting & Other Services–1.69%

EPAM Systems, Inc. (b)	280,739	21,201,409

Life & Health Insurance–3.71%

St. James’s Place PLC (United Kingdom)	2,522,030	33,549,587
Torchmark Corp.	169,256	13,039,482
		46,589,069

Life Sciences Tools & Services–1.97%

Agilent Technologies, Inc.	468,397	24,764,149

Multi-Utilities–1.10%

CMS Energy Corp.	307,430	13,754,418

Office REIT’s–1.44%

Boston Properties, Inc.	136,730	18,104,419

Oil & Gas Equipment & Services–2.84%

Core Laboratories N.V.	145,678	16,828,723
Tenaris S.A. -ADR (Luxembourg)	552,145	18,850,230
		35,678,953

Oil & Gas Exploration & Production–5.65%

Concho Resources Inc. (b)	140,951	18,089,651
Range Resources Corp.	571,247	16,623,288
Seven Generations Energy Ltd. -Class A (Canada)(b)	1,288,408	23,542,741
Vermilion Energy, Inc. (Canada)	339,820	12,743,410
		70,999,090

Paper Packaging–1.02%

Packaging Corp. of America	139,768	12,805,544

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

	Shares	Value

Pharmaceuticals–0.73%

Perrigo Co. PLC	138,325	$9,183,397

Property & Casualty Insurance–4.29%

Arch Capital Group Ltd. (b)	306,819	29,077,236
Progressive Corp. (The)	631,648	24,747,969
		53,825,205

Railroads–0.93%

Genesee & Wyoming Inc. -Class A (b)	172,245	11,688,546

Regional Banks–2.06%

First Republic Bank	276,040	25,895,312

Retail REIT’s–1.38%

GGP Inc.	747,986	17,338,315

Semiconductor Equipment–3.69%

KLA-Tencor Corp.	157,177	14,942,818
Teradyne, Inc.	1,010,432	31,424,435
		46,367,253

Semiconductors–3.73%

Analog Devices, Inc.	116,625	9,557,419
Microchip Technology Inc.	256,840	18,949,655
Xilinx, Inc.	317,721	18,392,869
		46,899,943

	Shares	Value

Specialty Chemicals–4.47%

Albemarle Corp.	154,192	$16,288,843
International Flavors & Fragrances Inc.	108,253	14,346,770
Koninklijke DSM N.V. (Netherlands)	184,329	12,468,496
PPG Industries, Inc.	123,644	12,992,511
		56,096,620
Total Common Stocks & Other Equity Interests (Cost $747,917,938)		995,249,052

Money Market Funds–17.56%

Government & Agency Portfolio – Institutional Class, 0.61% (c)	132,309,341	132,309,341
Treasury Portfolio – Institutional Class, 0.59% (c)	88,206,227	88,206,227
Total Money Market Funds (Cost $220,515,568)		220,515,568
TOTAL INVESTMENTS–96.80% (Cost $968,433,506)		1,215,764,620
OTHER ASSETS LESS LIABILITIES–3.20%		40,224,424
NET ASSETS–100.00%		$1,255,989,044

Investment Abbreviations:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

Invesco Mid Cap Core Equity Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign

Invesco Mid Cap Core Equity Fund

E.	Forward Foreign Currency Contracts – (continued)

currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $203,529,035 and $338,424,537, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$267,992,928
Aggregate unrealized (depreciation) of investment securities	(25,097,771)
Net unrealized appreciation of investment securities	$242,895,157
Cost of investments for tax purposes is $972,869,463.

Invesco Mid Cap Core Equity Fund

Invesco Multi-Asset Inflation Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	MAI-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

Invesco Multi-Asset Inflation Fund

Schedule of Investments in Affiliated and Unaffiliated Issuers–101.80%(a)

	% of Net Assets 03/31/17	Value 12/31/16	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/17	Value 03/31/17
Alternative Funds–7.91%
PowerShares DB Oil Fund-ETF(b)	7.91%	$75,252	$45,135	$(12,303)	$(6,774)	$(155)	$—	11,508	$101,155
Asset Allocation Funds–9.37%
Invesco Balanced-Risk Commodity Strategy Fund -Class R6	9.37%	74,275	54,353	(8,294)	(105)	(346)	—	17,630	119,883
Domestic Equity Funds–18.72%
Invesco Energy Fund-Class R5	11.64%	90,803	77,431	(9,020)	(9,213)	(1,054)	—	5,681	148,947
iShares U.S. Consumer Goods-ETF(c)	7.08%	57,242	38,348	(9,229)	3,442	803	429	763	90,606
Total Domestic Equity Funds		148,045	115,779	(18,249)	(5,771)	(251)	429		239,553
Fixed-Income Funds–34.39%
Invesco Emerging Markets Flexible Bond Fund -Class R6	1.90%	17,245	9,218	(2,416)	302	(7)	313	3,694	24,342
Invesco Floating Rate Fund-Class R6	4.96%	42,664	26,855	(6,088)	3	(8)	554	8,368	63,426
Invesco High Yield Fund-Class R6	4.47%	37,232	24,210	(4,533)	280	(88)	593	13,693	57,101
Invesco Short Duration Inflation Protected Fund -Class R6	14.82%	132,485	75,774	(19,487)	978	(142)	365	17,921	189,608
Invesco U.S. Government Fund-Class R5	6.26%	58,344	34,821	(13,012)	419	(415)	369	9,078	80,157
Invesco Quality Income Fund-Class R5	1.98%	22,470	10,154	(7,212)	134	(192)	181	2,095	25,354
PowerShares Fundamental Investment Grade Corporate Bond Portfolio-ETF	0.00%	17,024	—	(17,104)	501	(421)	—	—	—
Total Fixed-Income Funds		327,464	181,032	(69,852)	2,617	(1,273)	2,375		439,988
Foreign Equity Funds–22.45%
Invesco Global Health Care Fund-Class Y(b)	7.76%	67,604	35,008	(9,299)	8,047	(2,031)	—	2,728	99,329
Invesco Global Infrastructure Fund-Class R6	6.65%	51,590	37,552	(8,774)	4,518	123	238	8,484	85,009
Invesco Gold & Precious Metals Fund-Class Y	6.14%	54,782	33,144	(15,154)	5,506	316	—	17,427	78,594
Invesco International Growth Fund-Class R6	1.90%	22,503	7,867	(7,602)	1,578	(40)	—	732	24,306
Total Foreign Equity Funds		196,479	113,571	(40,829)	19,649	(1,632)	238		287,238
Real Estate Funds–6.71%
Invesco Global Real Estate Fund-Class R6	6.71%	51,780	38,765	(6,106)	1,588	(123)	274	6,807	85,904
Money Market Funds–2.25%
Government & Agency Portfolio–Institutional Class, 0.61%(d)	1.35%	15,911	249,671	(248,330)	—	—	23	17,252	17,252
Treasury Portfolio –Institutional Class, 0.59%(d)	0.90%	10,607	166,447	(165,553)	—	—	14	11,501	11,501
Total Money Market Funds		26,518	416,118	(413,883)	—	—	37		28,753
TOTAL INVESTMENTS IN AFFILIATED AND UNAFFILIATED ISSUERS (Cost $1,287,083)	101.80%	$899,813	$964,753	$(569,516)	$11,204	$(3,780)	$3,353		$1,302,474
OTHER ASSETS LESS LIABILITIES	(1.80)%								(22,989)
NET ASSETS	100.00%								$1,279,485

Investment Abbreviations:

ETF    — Exchange Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser, unless otherwise noted.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Not affiliated with Invesco Advisers, Inc.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Multi-Asset Inflation Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

The Fund is a “fund of funds”, in that it invests in other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”), exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco, or other unaffiliated advisers. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are publicly available.

A.	Security Valuations – Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end-of-day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Variable rate senior loan interests are fair valued using quotes provided by an independent pricing service. Quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation,

Invesco Multi-Asset Inflation Fund

A.	Security Valuations – (continued)

political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. The following policies are followed by the underlying funds: Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Invesco Multi-Asset Inflation Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $548,635 and $155,633, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$22,161
Aggregate unrealized (depreciation) of investment securities	(49,381)
Net unrealized appreciation (depreciation) of investment securities	$(27,220)
Cost of investments for tax purposes is $1,329,694.

Invesco Multi-Asset Inflation Fund

Invesco Quality Income Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	VK-QINC-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments

March 31, 2017

(Unaudited)

	Principal Amount	Value

U.S. Government Sponsored Agency Mortgage-Backed Securities–102.39%

Collateralized Mortgage Obligations–19.88%

Fannie Mae ACES, 1.41%, 09/25/2023(a)	$4,971,395	$4,981,599
Fannie Mae Grantor Trust, 5.29%, 01/19/2039(a)	351,119	394,190
Fannie Mae Interest STRIPS, IO, 6.50%, 10/25/2024	176,507	24,607
8.00%, 05/25/2030	782,822	215,952
7.50%, 01/25/2032	275,312	46,753
Fannie Mae REMICs, 2.00%, 06/25/2019	141,966	141,967
7.00%, 09/25/2032	288,606	337,465
6.58%, 06/25/2039(a)	1,055,002	1,232,210
1.28%, 04/25/2043(a)	8,237,236	8,177,992
3.00%, 05/25/2045	2,196,174	2,147,935
1.48%, 05/25/2046 to 06/25/2046(a)	6,191,047	6,211,960
1.38%, 09/25/2046(a)	4,833,301	4,847,146
1.18%, 11/25/2046(a)	4,907,567	4,907,786
Fannie Mae REMICs, IO, 4.50%, 11/25/2023	2,125,416	34,134
3.00%, 10/25/2026 to 02/25/2028	22,515,186	2,109,699
8.00%, 08/18/2027 to 09/18/2027	931,432	207,078
6.00%, 05/25/2033	41,386	10,770
7.00%, 05/25/2033	856,404	223,881
3.50%, 08/25/2042	1,682,300	233,061
2.02%, 03/25/2043(a)	15,380,076	897,898
1.88%, 04/25/2045(a)	18,123,607	1,267,830
1.68%, 02/25/2056(a)	25,027,966	1,219,015
Freddie Mac REMICs, 4.50%, 06/15/2018	41,855	42,427
3.00%, 10/15/2018 to 03/15/2035	2,935,379	2,919,930
1.36%, 10/15/2036(a)	1,814,566	1,818,020
1.46%, 10/15/2036(a)	1,377,455	1,382,376
1.15%, 08/15/2038(a)	2,366,827	2,346,623
1.23%, 09/15/2040(a)	4,573,942	4,561,865
1.28%, 11/15/2041 to 03/15/2042(a)	4,651,508	4,641,172
1.21%, 10/15/2043 to 09/15/2044(a)	10,333,816	10,328,475
Freddie Mac REMICs, IO, 3.00%, 09/15/2025	4,136,625	154,285
2.50%, 09/15/2027	3,126,578	220,131
1.68%, 04/15/2038(a)	10,341,212	557,282
1.80%, 08/15/2038(a)	20,374,133	1,250,049
1.61%, 11/15/2038(a)	17,147,939	1,020,297
1.93%, 11/15/2038(a)	18,778,011	1,233,298
1.90%, 02/15/2039(a)	9,384,220	666,799
1.92%, 12/15/2039(a)	19,357,997	1,413,403
1.97%, 12/15/2039(a)	30,001,239	2,220,785
2.11%, 10/15/2040(a)	28,322,682	2,043,564
4.00%, 12/15/2041	2,186,257	256,244

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Freddie Mac STRIPS, 1.13%, 10/15/2037(a)	$9,164,166	$9,156,628
Freddie Mac STRIPS, IO, 8.00%, 06/15/2031	1,230,529	342,265
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	2,069,357	2,432,091
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	2,022,810	1,960,050
Ginnie Mae REMICs, 5.88%, 01/20/2039(a)	2,118,197	2,373,799
1.38%, 12/16/2039(a)	3,039,867	3,048,979
4.49%, 07/20/2041(a)	2,882,099	3,062,825
2.15%, 09/20/2041(a)	2,546,588	2,666,687
2.50%, 10/20/2043	1,089,074	920,402
1.23%, 09/20/2045(a)	8,405,054	8,356,432
3.00%, 10/20/2045 to 01/20/2046	8,720,463	8,221,728
Ginnie Mae REMICs, IO, 1.58%, 09/20/2064(a)	6,632,509	667,222
		122,157,061

Federal Home Loan Mortgage Corp. (FHLMC)–24.96%

Pass Through Ctfs., 8.50%, 04/01/2017 to 08/01/2031	302,288	362,950
5.00%, 10/01/2018 to 06/01/2040	7,400,068	8,104,046
3.50%, 08/01/2026 to 09/01/2045	9,707,625	9,981,652
6.50%, 05/01/2028 to 08/01/2033	548,153	610,324
6.00%, 03/01/2029	4,484	5,127
2.50%, 02/01/2031	4,456,092	4,463,177
3.00%, 02/01/2032	13,702,144	14,070,511
8.00%, 08/01/2032	248,546	294,070
7.50%, 05/01/2035	403,692	472,648
5.50%, 12/01/2036	288,041	319,468
4.50%, 05/01/2038 to 02/01/2042	19,713,647	21,187,396
5.35%, 07/01/2038 to 10/17/2038	2,730,236	3,042,671
5.80%, 10/01/2038 to 01/20/2039	1,175,290	1,288,643
5.45%, 11/25/2038	2,618,288	2,896,218
4.00%, 06/01/2042	5,613,232	5,928,429
Pass Through Ctfs., ARM, 3.14%, 07/01/2036(a)	2,074,882	2,196,253
3.68%, 02/01/2037 to 01/01/2038(a)	592,760	632,853
3.87%, 03/01/2037(a)	912,009	979,570
3.06%, 05/01/2037(a)	1,024,977	1,088,943
3.46%, 11/01/2037(a)	2,465,784	2,573,833
3.01%, 03/01/2041(a)	132,994	140,144
Pass Through Ctfs., TBA, 3.00%, 05/01/2032 to 05/01/2047(b)	42,200,000	42,109,678
3.50%, 05/01/2047(b)	30,000,000	30,623,437
		153,372,041

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–40.75%

Pass Through Ctfs., 7.00%, 02/01/2018 to 12/01/2033	$342,316	$366,438
4.50%, 05/01/2019 to 07/01/2044	17,483,734	18,710,997
8.00%, 07/01/2020 to 04/01/2033	590,238	716,506
6.50%, 06/01/2022 to 11/01/2038	3,239,741	3,634,370
5.50%, 11/01/2022 to 04/01/2038	9,525,468	10,682,207
4.00%, 06/01/2024 to 05/01/2045	33,101,964	34,937,922
5.00%, 06/01/2027 to 01/01/2041	6,707,626	7,350,424
3.00%, 02/01/2029 to 11/01/2045	19,689,988	19,910,743
9.50%, 04/01/2030	63,549	73,892
3.50%, 11/01/2030 to 03/01/2046	42,580,621	43,825,364
5.63%, 08/01/2032	474,771	518,632
8.50%, 10/01/2032	493,987	611,460
6.00%, 12/01/2035 to 05/01/2040	3,112,929	3,518,001
7.50%, 08/01/2037	634,851	766,025
5.45%, 01/01/2038	497,760	545,010
Pass Through Ctfs., ARM, 3.35%, 03/01/2038(a)	362,482	383,140
2.73%, 02/01/2039(a)	2,920,983	3,051,088
3.05%, 08/01/2042(a)	1,168,161	1,206,132
2.79%, 03/01/2046(a)	4,731,654	4,852,512
Pass Through Ctfs., TBA, 2.50%, 05/01/2032(b)	24,500,000	24,479,814
3.00%, 05/01/2032(b)	15,500,000	15,868,124
3.50%, 05/01/2047(b)	32,200,000	32,871,673
4.00%, 05/01/2047(b)	20,500,000	21,462,538
		250,343,012

Government National Mortgage Association (GNMA)–16.80%

Pass Through Ctfs., 8.00%, 04/15/2017 to 12/15/2021	84,544	85,501
9.50%, 07/15/2017 to 08/15/2022	110,663	111,946
9.00%, 09/15/2017 to 08/15/2024	231,375	234,244
7.00%, 08/15/2022 to 01/15/2029	311,225	331,963
6.50%, 04/15/2026 to 11/15/2028	162,572	184,414
6.00%, 01/15/2028 to 04/20/2029	405,509	461,185
5.50%, 05/15/2033 to 10/15/2034	919,996	1,034,983
5.00%, 11/20/2037	1,329,880	1,434,574
3.50%, 07/20/2046	8,388,151	8,720,660
Pass Through Ctfs., TBA, 3.00%, 05/01/2047(b)	51,100,000	51,466,283
3.50%, 05/01/2047(b)	15,400,000	15,938,699
4.00%, 05/01/2047(b)	22,000,000	23,197,539
		103,201,991
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $632,844,855)		629,074,105

Asset-Backed Securities–29.66%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 3.08%, 10/25/2035(a)	902,495	808,241
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.75%, 03/25/2045(a)(c)	3,650,689	3,425,823

	Principal Amount	Value
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 3.36%, 06/25/2045(a)	$745,086	$737,178
Angel Oak Mortgage Trust LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%,01/25/2047(a)(c)	1,400,000	1,399,974
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	115,516	108,570
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 3.08%, 02/20/2036(a)	1,146,425	1,136,146
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.47%, 03/25/2035(a)	2,258,499	2,211,785
Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 3.26%, 03/25/2035(a)	997,024	1,005,732
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.90%, 04/12/2038(a)(c)	1,094,917	1,112,504
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class A, Floating Rate Pass Through Ctfs., 2.78%, 10/15/2023(a)(c)	1,319,149	1,321,093
Chase Issuance Trust, Series 2016-A3, Class A3, Floating Rate Pass Through Ctfs., 1.46%, 06/15/2023(a)	5,000,000	5,056,115
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 3.16%, 12/25/2035(a)	55,654	53,613
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 3.19%, 07/25/2037(a)	1,122,102	1,120,656
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 3.19%, 07/25/2037(a)	1,036,583	1,009,123
Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(c)	3,670,775	3,601,247
Series 2016-2, Class M4, Pass Through Ctfs., 3.75%, 12/25/2045(c)	3,522,785	3,290,290
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 1.52%, 02/25/2035(a)	538,831	513,075
Citigroup Mortgage Loan Trust, Inc., Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 2.96%, 09/25/2034(a)	2,197,001	2,126,194
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.95%, 08/25/2034(a)	383,260	370,995
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.93%, 10/25/2035(a)	3,095,982	3,113,879
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 3.51%, 03/25/2036(a)	107,062	105,261
Series 2012-6, Class 2A1, Variable Rate Pass Through Ctfs., 2.98%, 08/25/2036(a)(c)	1,077,125	1,081,572

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Commercial Mortgage Trust, Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.51%, 08/10/2046(a)	$45,649,945	$2,153,198
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.06%, 10/15/2031(a)(c)	1,400,000	1,392,544
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 1.02%, 08/10/2048(a)	45,011,047	2,443,510
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR5, Class 5A1, Variable Rate Pass Through Ctfs., 3.21%, 06/25/2034(a)	1,812,127	1,783,497
Credit Suisse Mortgage Capital Trust, Series 2013-6, Class 2A1, Pass Through Ctfs., 3.50%, 08/25/2043(c)	1,705,384	1,721,105
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.59%, 08/25/2043(a)(c)	5,123,011	5,087,757
Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.99%, 03/15/2028(a)(c)	2,500,000	2,499,031
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Pass Through Ctfs., 3.50%, 05/25/2045(c)	3,239,051	3,268,911
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.51%, 08/10/2044(a)(c)	5,000,000	5,426,707
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 4.03%, 06/27/2037(a)(c)	4,300,950	4,345,717
Ford Credit Auto Owner Trust, Series 2016-1, Class A, Pass Through Ctfs., 2.31%, 08/15/2027(c)	6,109,000	6,113,499
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.35%, 06/19/2035(a)	2,576,249	2,487,548
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 1.25%, 07/25/2037(a)	184,210	168,765
GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 3.33%, 09/25/2034(a)	295,166	291,415
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs, 3.11%, 12/25/2034(a)	1,412,336	1,415,714
H/2 Asset Funding (Cayman Islands), Series 2015-1A, Class BFL, Floating Rate Pass Through Ctfs., 3.28%, 06/24/2049(a)	2,000,000	1,927,165

	Principal Amount	Value
JP Morgan Mortgage Trust, Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 3.24%, 06/25/2035(a)	$1,459,165	$1,427,568
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 3.17%, 08/25/2035(a)	936,593	900,662
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(a)(c)	3,736,202	3,862,371
Series 2015-3, Class A3, Pass Through Ctfs., 3.50%, 05/25/2045(c)	5,339,365	5,398,600
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 2.87%, 05/25/2045(a)(c)	3,390,146	3,397,688
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.60%, 12/25/2046(a)(c)	3,373,217	3,370,470
JP Morgan Resecuritization Trust, Series 2009-7, Class 5A1, Pass Through Ctfs., 6.00%, 02/27/2037(c)	157,463	157,730
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $4,513,784)(c)	4,361,144	4,524,687
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.25%, 09/08/2039 (Acquired 11/05/2010-06/25/2012; Cost $6,801,115)(a)(c)	6,573,665	6,787,309
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(c)	2,205,544	2,202,088
Luminent Mortgage Trust, Series 2005-1, Class A1, Floating Rate Pass Through Ctfs., 1.24%, 11/25/2035(a)	2,472,009	2,270,708
Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 1.22%, 04/25/2036(a)	89,771	69,682
Merrill Lynch Mortgage Investors Trust, Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 1.93%, 04/25/2029(a)	606,882	592,941
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 3.04%, 11/25/2035(a)	942,258	944,007
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 1.44%, 03/25/2030(a)	1,139,933	1,109,640
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(a)(c)	4,125,000	4,115,780
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(a)	2,855,905	2,852,588
Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.57%, 08/15/2026(a)(c)	2,150,000	2,161,359

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value
Newstar Commercial Loan Funding LLC, Series 2015-1A, Class A1, Floating Rate Pass Through Ctfs., 2.83%, 01/20/2027(a)(c)	$5,000,000	$5,012,221
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.63%, 07/14/2034(a)(c)	3,345,000	3,351,249
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 1.25%, 02/25/2046(a)	59,669	26,882
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 3.21%, 01/26/2036(a)(c)	324,229	325,076
Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 3.06%, 07/26/2045 (Acquired 01/31/2011- 02/23/2016; Cost $1,818,026)(a)(c)	1,830,877	1,872,579
Sequoia Mortgage Trust, Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	1,597,004	1,559,666
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(a)(c)	2,630,526	2,667,199
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, Variable Rate Pass Through Ctfs., 3.16%, 06/25/2034(a)	2,798,857	2,910,067
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 1.28%, 09/25/2034(a)	583,880	509,977
Series 2004-16, Class 2A, Variable Rate Pass Through Ctfs., 3.23%, 11/25/2034(a)	3,792,517	3,783,008
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 3.11%, 01/25/2035(a)	408,948	385,542
Structured Asset Mortgage Investments, II Trust., Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 1.44%, 05/25/2045(a)	1,450,719	1,281,573
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 3.19%, 11/25/2032(a)	207,620	182,123
Synchrony Credit Card Master Note Trust, Series 2015-3, Class A, Pass Through Ctfs., 1.74%, 09/15/2021	5,000,000	5,008,503
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Floating Rate Pass Through Ctfs., 2.98%, 07/25/2045(a)	3,909,462	3,797,075
Towd Point Mortgage Trust, Series 2015-4, Class A1, Pass Through Ctfs., 3.50%, 04/25/2055(c)	1,401,109	1,429,430
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.29%, 10/15/2044(a)	37,088	37,044
Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 5.88%, 05/15/2043(a)	1,322,145	1,319,901
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.83%, 07/15/2045(a)	2,568,626	2,593,715

	Principal Amount	Value
WaMu Mortgage Pass-Through Trust, Series 2005-AR12, Class 1A8, Variable Rate Pass Through Ctfs., 2.76%, 10/25/2035(a)	$4,474,280	$4,414,023
Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 3.01%, 11/25/2036(a)	222,019	207,962
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Variable Rate Pass Through Ctfs., 3.11%, 07/25/2034(a)	1,702,416	1,707,760
Series 2004-O, Class A1, Variable Rate Pass Through Ctfs., 2.99%, 08/25/2034(a)	4,471,339	4,552,088
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 3.16%, 03/25/2035(a)	223,404	226,199
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 3.17%, 03/25/2036(a)	3,164,688	3,027,349
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 3.03%, 03/25/2036(a)	1,199,002	1,199,501
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 3.10%, 05/25/2036(a)	1,887,622	1,804,765
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 3.10%, 04/25/2036(a)	1,194,153	1,195,731
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.12%, 02/15/2046(a)(c)	2,600,000	2,445,516
Total Asset-Backed Securities (Cost $180,312,262)		182,214,751

Certificates of Deposit–4.89%

Bank of Nova Scotia (Canada), 1.38%, 11/03/2017(a)	7,000,000	7,004,253
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), 1.73%, 07/19/2017(a)	12,000,000	12,020,808
Credit Agricole Corporate and Investment Bank (France), 1.36%, 08/01/2017(a)	11,000,000	11,002,447
Total Certificates of Deposit (Cost $30,000,000)		30,027,508

Agency Credit Risk Transfer Notes–2.55%

Fannie Mae Connecticut Avenue Securities, 3.08%, 08/25/2028(a)	284,739	288,278
Freddie Mac, Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 2.83%, 10/25/2027(a)	3,000,000	3,068,152
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 3.88%, 07/25/2028(a)	5,547,575	5,781,540
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 3.73%, 09/25/2028(a)	3,622,000	3,769,398
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 3.23%, 11/25/2028(a)	2,684,000	2,769,116
Total Agency Credit Risk Transfer Notes (Cost $15,658,774)		15,676,484

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

	Principal Amount	Value

U.S. Treasury Bills–0.20%(d)

0.56%, 05/11/2017	$265,000	$264,800
0.57%, 05/11/2017(e)	1,000,000	999,245
Total U.S. Treasury Bills (Cost $1,264,238)		1,264,045

	Shares

Money Market Funds–2.40%

Government & Agency Portfolio – Institutional Class, 0.61% (f)	8,833,007	8,833,007
Treasury Portfolio – Institutional Class, 0.59% (f)	5,888,672	5,888,672
Total Money Market Funds (Cost $14,721,679)		14,721,679
TOTAL INVESTMENTS–142.09% (Cost $874,801,808)		872,978,572
OTHER ASSETS LESS LIABILITIES–(42.09)%		(258,608,595)
NET ASSETS–100.00%		$614,369,977

Investment Abbreviations:

ACES	—Automatically Convertible Extendable Security
ARM	—Adjustable Rate Mortgage
CLO	—Collateralized Loan Obligation
Ctfs.	—Certificates
IO	—Interest Only
REMICs	—Real Estate Mortgage Investment Conduits
STACR®	—Structured Agency Credit Risk
STRIPS	—Separately Traded Registered Interest and Principal Security
TBA	—To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2017.

(b)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1C.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2017 was $98,169,126, which represented 15.98% of the Fund’s Net Assets.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

See accompanying notes which are an integral part of this schedule.

Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

        Invesco Quality Income Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions may be considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

D.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

        Invesco Quality Income Fund

E.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of March 31, 2017. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$629,074,105	$—	$629,074,105
Asset-Backed Securities	—	182,214,751	—	182,214,751
Certificates of Deposit	—	30,027,508	—	30,027,508
Agency Credit Risk Transfer Notes	—	15,676,484	—	15,676,484
U.S. Treasury Bills	—	1,264,045	—	1,264,045
Money Market Funds	14,721,679	—	—	14,721,679
	14,721,679	858,256,893	—	872,978,572
Futures Contracts*	122,067	—	—	122,067
Total Investments	$14,843,746	$858,256,893	$—	$873,100,639
*	Unrealized appreciation.

Invesco Quality Income Fund

NOTE 3 — Derivative Investments

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	166	June-2017	$35,931,219	$10,020
U.S. Treasury 10 Year Notes	Short	79	June-2017	(9,840,438)	(3,891)
U.S. Treasury 10 Year Ultra Bonds	Long	63	June-2017	8,435,109	132,741
U.S. Treasury Long Bonds	Short	22	June-2017	(3,318,563)	(6,412)
U.S. Treasury Ultra Bonds	Long	33	June-2017	5,300,625	(10,391)
Total Futures Contracts—Interest Rate Risk					$122,067

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $1,395,867,420 and $1,439,160,283, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $0 and $1,000,000, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$6,634,636
Aggregate unrealized (depreciation) of investment securities	(8,484,847)
Net unrealized appreciation (depreciation) of investment securities	$(1,850,211)
Cost of investments for tax purposes is $874,828,783.

NOTE 5 — Subsequent Event

Effective April 4, 2017, the Fund began offering Class R6 shares.

        Invesco Quality Income Fund

Invesco Small Cap Growth Fund Quarterly Schedule of Portfolio Holdings March 31, 2017

invesco.com/us	SCG-QTR-1 03/17	Invesco Advisers, Inc.

Schedule of Investments(a)

March 31, 2017

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.61%

Aerospace & Defense–2.40%

BWX Technologies, Inc.	449,191	$21,381,491
Orbital ATK, Inc.	211,021	20,680,058
TransDigm Group, Inc.	79,568	17,517,691
		59,579,240

Air Freight & Logistics–0.77%

Forward Air Corp.	399,309	18,995,129

Apparel Retail–0.47%

Urban Outfitters, Inc. (b)	487,092	11,573,306

Apparel, Accessories & Luxury Goods–1.10%

Carter’s, Inc.	185,167	16,627,996
G-III Apparel Group, Ltd. (b)	483,239	10,578,102
		27,206,098

Application Software–7.25%

Aspen Technology, Inc. (b)	481,414	28,364,913
Fair Isaac Corp.	205,388	26,484,782
Guidewire Software Inc. (b)	388,650	21,892,654
Manhattan Associates, Inc. (b)	400,617	20,852,115
MicroStrategy Inc. -Class A (b)	124,847	23,446,267
RealPage, Inc. (b)	587,339	20,498,131
Ultimate Software Group, Inc. (The) (b)	129,090	25,199,659
Verint Systems Inc. (b)	300,546	13,036,183
		179,774,704

Asset Management & Custody Banks–0.68%

Financial Engines Inc.	176,267	7,676,428
WisdomTree Investments, Inc. (c)	1,013,439	9,202,026
		16,878,454

Auto Parts & Equipment–0.70%

Visteon Corp. (b)	175,953	17,234,596

Biotechnology–4.78%

ACADIA Pharmaceuticals Inc. (b)(c)	515,506	17,723,096
Agios Pharmaceuticals, Inc. (b)(c)	117,695	6,873,388
Exelixis, Inc. (b)	1,182,192	25,618,101
Halozyme Therapeutics, Inc. (b)	1,692,006	21,928,398
Momenta Pharmaceuticals, Inc. (b)	1,121,831	14,976,444
Neurocrine Biosciences, Inc. (b)	347,788	15,059,220
Repligen Corp. (b)	468,539	16,492,573
		118,671,220

Brewers–0.46%

Boston Beer Co., Inc. (The) -Class A (b)	78,821	11,401,458

	Shares	Value

Building Products–1.80%

A.O. Smith Corp.	445,521	$22,792,854
Masonite International Corp. (b)	274,990	21,792,958
		44,585,812

Casinos & Gaming–0.81%

Penn National Gaming, Inc. (b)	1,091,110	20,109,157

Construction Machinery & Heavy Trucks–1.51%

WABCO Holdings Inc. (b)	153,801	18,059,313
Wabtec Corp.	249,240	19,440,720
		37,500,033

Construction Materials–1.26%

Martin Marietta Materials, Inc.	143,009	31,211,714

Data Processing & Outsourced Services–1.69%

Euronet Worldwide, Inc. (b)	295,591	25,278,942
ExlService Holdings, Inc. (b)	349,580	16,556,109
		41,835,051

Distributors–1.17%

Pool Corp.	243,957	29,111,389

Electrical Components & Equipment–0.97%

Acuity Brands, Inc.	118,126	24,097,704

Electronic Components–0.90%

Littelfuse, Inc.	140,061	22,397,155

Electronic Equipment & Instruments–2.42%

Cognex Corp.	432,533	36,311,145
Zebra Technologies Corp. -Class A (b)	260,332	23,755,295
		60,066,440

Electronic Manufacturing Services–0.79%

Trimble Inc. (b)	610,124	19,530,069

Financial Exchanges & Data–0.93%

MarketAxess Holdings, Inc.	123,128	23,085,269

Footwear–0.82%

Steven Madden, Ltd. (b)	529,923	20,428,532

Health Care Equipment–5.75%

Cantel Medical Corp.	246,020	19,706,202
DexCom Inc. (b)	253,824	21,506,508
Hill-Rom Holdings, Inc.	269,834	19,050,280
Integra LifeSciences Holdings Corp. (b)	416,076	17,529,282
Nevro Corp. (b)(c)	210,959	19,766,858
NuVasive, Inc. (b)	273,233	20,405,041
NxStage Medical, Inc. (b)	923,133	24,767,658
		142,731,829

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Health Care Facilities–1.40%

HealthSouth Corp.	425,557	$18,218,095
Select Medical Holdings Corp. (b)	1,240,855	16,565,414
		34,783,509

Health Care REIT’s–0.67%

Physicians Realty Trust	834,030	16,572,176

Health Care Services–0.74%

Chemed Corp.	100,414	18,344,634

Health Care Supplies–2.51%

Align Technology, Inc. (b)	226,443	25,975,277
Halyard Health Inc. (b)	518,144	19,736,105
ICU Medical, Inc. (b)	108,269	16,532,676
		62,244,058

Health Care Technology–0.66%

Evolent Health, Inc. -Class A (b)	733,137	16,348,955

Home Entertainment Software–1.24%

Take-Two Interactive Software, Inc. (b)	519,361	30,782,526

Homebuilding–0.62%

CalAtlantic Group, Inc. (c)	412,079	15,432,359

Industrial Machinery–2.48%

ITT Inc.	488,703	20,046,597
John Bean Technologies Corp.	250,125	21,998,494
Lincoln Electric Holdings, Inc.	225,364	19,575,117
		61,620,208

Integrated Oil & Gas–0.87%

Centennial Resource Development, Inc. -Class A (b)(c)	1,187,751	21,652,701

Internet Software & Services–2.21%

CoStar Group Inc. (b)	114,367	23,699,130
Pandora Media Inc. (b)(c)	844,294	9,971,112
Q2 Holdings Inc. (b)	607,752	21,180,157
		54,850,399

Investment Banking & Brokerage–0.74%

Evercore Partners Inc. -Class A	235,132	18,316,783

IT Consulting & Other Services–1.83%

Booz Allen Hamilton Holding Corp.	751,968	26,612,148
EPAM Systems, Inc. (b)	249,433	18,837,180
		45,449,328

Leisure Products–0.91%

Brunswick Corp.	370,209	22,656,791

Life & Health Insurance–0.72%

American Equity Investment Life Holding Co.	751,039	17,747,052

Life Sciences Tools & Services–2.91%

Bio-Techne Corp.	192,594	19,577,180
Pacific Biosciences of California Inc. (b)(c)	1,994,769	10,312,956

	Shares	Value

Life Sciences Tools & Services–(continued)

PerkinElmer, Inc.	379,875	$22,055,542
VWR Corp. (b)	719,945	20,302,449
		72,248,127

Managed Health Care–1.11%

HealthEquity, Inc. (b)	651,369	27,650,614

Metal & Glass Containers–1.01%

Berry Plastics Group Inc. (b)	517,859	25,152,412

Movies & Entertainment–0.68%

IMAX Corp. (b)	492,287	16,737,758

Multi-Line Insurance–0.85%

American Financial Group, Inc.	219,837	20,976,847

Office REIT’s–0.60%

Highwoods Properties, Inc.	303,131	14,892,826

Office Services & Supplies–1.18%

Pitney Bowes Inc.	901,825	11,822,926
Steelcase Inc. -Class A	1,045,067	17,504,872
		29,327,798

Oil & Gas Drilling–0.88%

Patterson-UTI Energy, Inc.	897,624	21,785,334

Oil & Gas Exploration & Production–2.60%

Energen Corp. (b)	417,915	22,751,292
Laredo Petroleum, Inc. (b)	1,264,438	18,460,795
Parsley Energy, Inc. -Class A (b)	719,708	23,397,707
		64,609,794

Packaged Foods & Meats–1.88%

B&G Foods Inc.	473,915	19,075,079
Lancaster Colony Corp.	214,641	27,654,346
		46,729,425

Pharmaceuticals–2.73%

Catalent, Inc. (b)	635,802	18,005,912
Nektar Therapeutics (b)	1,342,802	31,515,563
Prestige Brands Holdings, Inc. (b)	326,939	18,164,731
		67,686,206

Property & Casualty Insurance–0.60%

RLI Corp.	247,867	14,876,977

Regional Banks–3.36%

BankUnited, Inc.	475,864	17,754,486
Cathay General Bancorp	587,775	22,147,362
Cullen/Frost Bankers, Inc.	249,979	22,240,632
MB Financial, Inc.	495,120	21,201,038
		83,343,518

Research & Consulting Services–0.75%

CEB Inc.	237,812	18,692,023

Restaurants–3.20%

Dunkin’ Brands Group, Inc.	365,440	19,982,259

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

	Shares	Value

Restaurants–(continued)

Jack in the Box Inc.	188,038	$19,127,225
Panera Bread Co. -Class A (b)	77,407	20,270,571
Texas Roadhouse, Inc.	446,982	19,904,109
		79,284,164

Security & Alarm Services–0.04%

Brink’s Co. (The)	20,216	1,080,545

Semiconductor Equipment–0.76%

MKS Instruments, Inc.	275,018	18,907,488

Semiconductors–5.58%

Cavium Inc. (b)	302,798	21,698,505
Cirrus Logic, Inc. (b)	240,514	14,596,795
Integrated Device Technology, Inc. (b)	751,014	17,776,501
Monolithic Power Systems Inc.	377,588	34,775,855
Power Integrations, Inc.	355,027	23,343,025
Silicon Laboratories Inc. (b)	355,301	26,132,388
		138,323,069

Specialized REIT’s–2.09%

CubeSmart	575,101	14,929,622
SBA Communications Corp. -Class A (b)	307,010	36,954,794
		51,884,416

Specialty Chemicals–1.61%

Ingevity Corp. (b)	333,496	20,293,232
PolyOne Corp.	576,335	19,647,260
		39,940,492

Specialty Stores–0.68%

Five Below, Inc. (b)	387,797	16,795,488

Systems Software–2.25%

CommVault Systems, Inc. (b)	402,912	20,467,930
Proofpoint, Inc. (b)	236,244	17,567,104
Qualys, Inc. (b)	469,629	17,798,939
		55,833,973

	Shares	Value

Technology Distributors–0.65%

SYNNEX Corp.	143,190	$16,028,689

Technology Hardware, Storage & Peripherals–0.35%

Cray, Inc. (b)	400,986	8,781,593

Trading Companies & Distributors–0.69%

Watsco, Inc.	119,379	17,092,685

Trucking–2.54%

Knight Transportation, Inc.	806,028	25,268,978
Old Dominion Freight Line, Inc.	238,424	20,401,942
Swift Transportation Co. (b)(c)	848,145	17,420,898
		63,091,818
Total Common Stocks & Other Equity Interests (Cost $1,741,900,808)		2,446,559,917

Money Market Funds–1.05%

Government & Agency Portfolio – Institutional Class, 0.61% (d)	15,625,321	15,625,321
Treasury Portfolio – Institutional Class, 0.59% (d)	10,416,881	10,416,881
Total Money Market Funds (Cost $26,042,202)		26,042,202
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.66% (Cost $1,767,943,010)		2,472,602,119

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Fund–2.01%

Government & Agency Portfolio –Institutional Class, 0.61% (Cost $49,907,915)(d)(e)	49,907,915	49,907,915
TOTAL INVESTMENTS–101.67% (Cost $1,817,850,925)		2,522,510,034
OTHER ASSETS LESS LIABILITIES–(1.67)%		(41,446,608)
NET ASSETS–100.00%		$2,481,063,426

Investment Abbreviations:

REIT	—	Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2017.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2017.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

March 31, 2017

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                    Invesco Small Cap Growth Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.

                    Invesco Small Cap Growth Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of March 31, 2017, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2017 was $92,775,247 and $94,318,285, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$776,649,525
Aggregate unrealized (depreciation) of investment securities	(72,164,933)
Net unrealized appreciation of investment securities	$704,484,592
Cost of investments for tax purposes is $1,818,025,442.

                    Invesco Small Cap Growth Fund

Item 2.	Controls and Procedures.

(a)	As of May 19, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 19, 2017, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 30, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 30, 2017

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.